UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Gotham 1000 Value ETF Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 Gotham 1000 Value ETF Ticker: GVLU (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham 1000 Value ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham 1000 Value ETF	$26	0.50%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$213,799
Number of Holdings	495
Net Advisory Fee Paid	$514,387
Portfolio Turnover Rate	102%

Sector Breakdown - Investments
(% of total net assets)

Insurance 13.3%
Health Care 11.1%
Oil & Gas 10.1%
Consumer Staple Products 9.2%
Software & Tech Services 8.0%
Consumer Discretionary Products 7.3%
Materials 7.3%
Industrial Services 5.9%
Industrial Products 4.6%
Retail & Wholesale - Discretionary 4.6%
Financial Services 4.5%
Media 3.6%
Tech Hardware & Semiconductors 2.9%
Consumer Discretionary Services 2.7%
Retail & Wholesale - Staples 1.5%
Telecommunications 1.5%
Real Estate 0.7%
Renewable Energy 0.5%
Utilities 0.4%
Banking 0.1%
Cash & Other 0.2%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Occidental Petroleum Corp.	0.6
California Resources Corp.	0.6
Bristol-Myers Squibb Co.	0.6
APA Corp.	0.6
Devon Energy Corp.	0.5
Rogers Communications, Inc.	0.5
Alkermes PLC	0.5
Allstate Corp.	0.5
Dollar General Corp.	0.5
White Mountains Insurance Group Ltd.	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gvlu.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Gotham Enhanced 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Gotham Enhanced 500 ETF Ticker: GSPY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Enhanced 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced 500 ETF	$25	0.50%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$625,141
Number of Holdings	502
Net Advisory Fee Paid	$1,607,491
Portfolio Turnover Rate	77%

Sector Breakdown - Investments

(% of total net assets)

Tech Hardware & Semiconductors 23.1%
Media 10.7%
Health Care 9.1%
Software & Tech Services 8.4%
Industrial Products 7.4%
Financial Services 6.9%
Retail & Wholesale - Discretionary 6.1%
Consumer Staple Products 4.6%
Oil & Gas 4.0%
Insurance 3.0%
Banking 2.9%
Industrial Services 2.8%
Consumer Discretionary Products 2.4%
Real Estate 2.1%
Telecommunications 2.0%
Materials 1.6%
Retail & Wholesale - Staples 1.1%
Consumer Discretionary Services 0.8%
Utilities 0.8%
Renewable Energy 0.1%
Cash & Other 0.1%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	7.0
Apple, Inc.	6.9
Microsoft Corp.	5.6
Alphabet, Inc. - Class A	4.8
Amazon.com, Inc.	4.5
Meta Platforms, Inc. - Class A	2.9
Broadcom, Inc.	1.8
Berkshire Hathaway, Inc. - Class B	1.7
Micron Technology, Inc.	1.6
Tesla, Inc.	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/gspy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Gotham Short Strategies ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Gotham Short Strategies ETF Ticker: SHRT (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by writing the Fund at Gotham Short Strategies ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Short Strategies ETF	$67	1.35%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$18,076
Number of Holdings	624
Total Advisory Fee Paid	$100,601
Portfolio Turnover Rate	402%

Sector Breakdown - Investments

(% of total net assets)

Materials 18.1%
Software & Tech Services 12.5%
Cash & Other 10.8%
Tech Hardware & Semiconductors 10.6%
Health Care 8.2%
Industrial Services 7.0%
Industrial Products 6.6%
Consumer Discretionary Products 5.5%
Oil & Gas 3.5%
Retail & Wholesale - Staples 3.4%
Retail & Wholesale - Discretionary 3.1%
Consumer Discretionary Services 2.9%
Consumer Staple Products 2.4%
Renewable Energy 1.8%
Media 1.4%
Telecommunications 1.3%
Financial Services 0.7%
Utilities 0.2%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Canadian Natural Resources Ltd.	1.7
Micron Technology, Inc.	1.7
DuPont de Nemours, Inc.	1.6
Kinross Gold Corp.	1.6
Skyworks Solutions, Inc.	1.5
First Solar, Inc.	1.5
General Motors Co.	1.5
Okta, Inc.	1.5
Accenture PLC	1.5
CNX Resources Corp.	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.gothametfs.com/shrt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026 (Unaudited)

Tidal Trust I

• Gotham 1000 Value ETF	| GVLU | NYSE Arca, Inc.
• Gotham Enhanced 500 ETF	| GSPY | NYSE Arca, Inc
• Gotham Short Strategies ETF	| SHRT | NYSE Arca, Inc.

Gotham ETFs

Gotham 1000 Value ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 0.1%
Bank OZK (a)	3,604	$165,388
Intercorp Financial Services, Inc.	20	1,004
		166,392

Consumer Discretionary Products - 7.3%
Aptiv PLC (b)	5,767	400,461
Armstrong World Industries, Inc.	328	54,054
BorgWarner, Inc.	13,680	742,277
BRP, Inc.	8,577	615,914
Brunswick Corp.	616	44,820
Champion Homes, Inc.(b)	4,362	324,402
Columbia Sportswear Co.(a)	8,598	471,256
Crocs, Inc.(a)(b)	9,715	806,539
Deckers Outdoor Corp.(b)	8,103	811,029
Ford Motor Co.	81,887	944,976
Fortune Brands Innovations, Inc.	13,519	526,835
Garrett Motion, Inc.	21,903	397,978
General Motors Co.	12,806	954,047
Gentex Corp.	38,742	846,513
Griffon Corp.	3,703	269,134
Harley-Davidson, Inc.	27,224	550,469
Hasbro, Inc.	967	90,511
Kontoor Brands, Inc.(a)	7,377	518,529
LCI Industries	45	5,534
Lear Corp.	4,075	493,401
Levi Strauss & Co. - Class A(a)	21,966	406,151
Magna International, Inc.	15,591	870,134
Masco Corp.(a)	7,058	426,091
Mattel, Inc.(b)	41,255	599,435
Mohawk Industries, Inc.(b)	4,545	447,501
Polaris, Inc.	12,899	702,996
PVH Corp.	7,060	492,506

The accompanying notes are an integral part of these financial statements.

Ralph Lauren Corp. - Class A	6	2,064
SharkNinja, Inc.(a)(b)	1,483	157,050
Tapestry, Inc.	41	5,786
VF Corp.	25,044	425,498
Visteon Corp.	6,575	599,048
Whirlpool Corp.(a)	9,736	524,965
YETI Holdings, Inc.(b)	244	8,928
		15,536,832

Consumer Discretionary Services - 2.7%
Adtalem Global Education, Inc. (b)	6,139	707,520
Boyd Gaming Corp.(a)	5,070	416,652
Bright Horizons Family Solutions, Inc.(b)	7,740	635,686
Brightstar Lottery	15,872	202,209
Brinker International, Inc.(b)	4,231	604,060
Caesars Entertainment, Inc.(b)	17,555	463,979
Choice Hotels International, Inc.(a)	4,288	443,808
Churchill Downs, Inc.	6,953	624,588
Domino’s Pizza, Inc.(a)	892	320,041
Graham Holdings Co. - Class B	22	23,260
Grand Canyon Education, Inc.(b)	2,654	451,260
Las Vegas Sands Corp.	4,047	218,052
Planet Fitness, Inc. - Class A(b)	969	72,074
Red Rock Resorts, Inc. - Class A	790	42,154
Restaurant Brands International, Inc.	3,720	274,908
Wyndham Hotels & Resorts, Inc.	3,213	260,992
Wynn Resorts Ltd.	9	914
		5,762,157

Consumer Staple Products - 9.2%
Altria Group, Inc.	13,881	916,007
BellRing Brands, Inc.(b)	30,354	488,396
Boston Beer Co., Inc. - Class A(b)	1,135	261,504
Brown-Forman Corp. - Class B(a)	23,622	624,566
Cal-Maine Foods, Inc.(a)	13,105	1,037,261
Campbell’s Co.(a)	44,000	979,880
Church & Dwight Co., Inc.	3,850	359,282
Clorox Co.	3,750	388,613

The accompanying notes are an integral part of these financial statements.

Coca-Cola Consolidated, Inc.	1,851	354,911
Colgate-Palmolive Co.	2,081	177,364
Conagra Brands, Inc.	47,559	747,627
Constellation Brands, Inc. - Class A	6,282	942,300
Coty, Inc. - Class A(b)	120,116	241,433
Estee Lauder Cos., Inc. - Class A	567	40,694
General Mills, Inc.	20,502	763,084
Hershey Co.	169	35,133
Hormel Foods Corp.	11,596	262,649
Ingredion, Inc.	5,034	567,130
Interparfums, Inc.	1,099	99,833
J.M. Smucker Co.	10,226	986,195
Kenvue, Inc.	19,403	334,508
Keurig Dr Pepper, Inc.(a)	17,554	462,197
Kimberly-Clark Corp.	6,616	638,246
Kraft Heinz Co.	38,589	867,867
Lamb Weston Holdings, Inc.	24,538	1,036,976
Marzetti Co.	1,974	273,063
McCormick & Co., Inc.	368	18,562
Molson Coors Beverage Co. - Class B	20,896	899,782
National Beverage Corp.(b)	16,579	557,883
PepsiCo, Inc.	2,115	328,438
Pilgrim’s Pride Corp.(a)	26,163	987,915
Prestige Consumer Healthcare, Inc.(b)	2,744	162,637
Primo Brands Corp.(a)	13,882	261,398
Procter & Gamble Co.	1,139	164,517
Reynolds Consumer Products, Inc.	32,343	685,025
Smithfield Foods, Inc.	23,188	648,568
Tyson Foods, Inc. - Class A(a)	15,398	986,550
		19,587,994

Financial Services - 4.5%
Block, Inc. - Class A (b)	6,593	396,767
Cboe Global Markets, Inc.	517	145,313
Corpay, Inc.(b)	943	274,404
Enact Holdings, Inc.	1,185	48,360
Equifax, Inc.	819	147,477
Euronet Worldwide, Inc.(b)	3,329	220,946
FactSet Research Systems, Inc.	759	164,695

The accompanying notes are an integral part of these financial statements.

Fidelity National Financial, Inc.	17,106	793,376
First American Financial Corp.	15,206	916,770
Fiserv, Inc.(b)	16,695	931,581
Global Payments, Inc.	8,298	558,455
Intercontinental Exchange, Inc.	1,397	219,720
Jack Henry & Associates, Inc.(a)	2,689	424,970
MarketAxess Holdings, Inc.	4,223	696,711
MGIC Investment Corp.	7	184
Morningstar, Inc.	5,113	864,353
Paymentus Holdings, Inc. - Class A(b)	832	21,133
PayPal Holdings, Inc.	21,698	981,400
S&P Global, Inc.	875	372,172
Shift4 Payments, Inc. - Class A(a)(b)	4,638	202,820
Tradeweb Markets, Inc. - Class A	3,538	416,281
Verisk Analytics, Inc. - Class A	1,407	266,978
Western Union Co.(a)	22,504	196,460
WEX, Inc.(b)	2,846	435,552
		9,696,878

Health Care - 11.1%
Abbott Laboratories	471	48,358
Align Technology, Inc.(b)	3,791	649,891
Alkermes PLC(b)	31,161	1,101,853
Avantor, Inc.(b)	23,540	184,554
Bausch Health Cos., Inc.(b)	53,593	289,402
Baxter International, Inc.	28,935	486,108
Becton Dickinson & Co.	605	95,124
Biogen, Inc.(b)	3,146	576,756
BioMarin Pharmaceutical, Inc.(b)	10,396	587,270
Bio-Rad Laboratories, Inc. - Class A(a)(b)	3,096	863,010
Bristol-Myers Squibb Co.	19,855	1,204,206
Brookdale Senior Living, Inc.(b)	33,583	459,416
Catalyst Pharmaceuticals, Inc.(b)	24,425	604,763
Cencora, Inc.	301	94,556
Centene Corp.(b)	20	655
Charles River Laboratories International, Inc.(b)	1,085	187,163
Chemed Corp.	1,662	627,804
Cigna Group	3,344	892,012
Concentra Group Holdings Parent, Inc.	12,733	273,123

The accompanying notes are an integral part of these financial statements.

CorVel Corp.(b)	1,932	105,584
CVS Health Corp.	7,054	506,618
DaVita, Inc.(a)(b)	5,507	846,371
Elevance Health, Inc.	1,551	454,055
Envista Holdings Corp.(b)	6,719	170,461
Exelixis, Inc.(b)	22,372	959,535
GE HealthCare Technologies, Inc.	1,889	134,459
Gilead Sciences, Inc.	1,028	143,272
Globus Medical, Inc. - Class A(b)	3,054	263,133
Haemonetics Corp.(b)	9,108	513,327
Halozyme Therapeutics, Inc.(a)(b)	9,699	626,846
HCA Healthcare, Inc.	860	406,986
HealthEquity, Inc.(b)	1,872	156,443
Humana, Inc.	1,313	227,661
ICU Medical, Inc.(b)	3,315	428,132
Illumina, Inc.(b)	16	1,972
Incyte Corp.(b)	9,570	900,728
Indivior Pharmaceuticals, Inc.(b)	16,226	494,569
Jazz Pharmaceuticals PLC(b)	2,460	465,063
Lantheus Holdings, Inc.(b)	9,023	684,395
Masimo Corp.(b)	5,129	912,295
Medpace Holdings, Inc.(b)	2	960
Merck & Co., Inc.	25	3,007
Neurocrine Biosciences, Inc.(b)	1,441	189,837
Option Care Health, Inc.(b)	2,525	67,973
Pfizer, Inc.	22,949	644,408
PTC Therapeutics, Inc.(b)	4	273
Quest Diagnostics, Inc.	1,927	377,654
Regeneron Pharmaceuticals, Inc.	491	379,366
ResMed, Inc.	1,130	253,662
Solventum Corp.(b)	12,744	832,183
Sotera Health Co.(b)	12,807	183,652
Stryker Corp.	677	222,455
Tenet Healthcare Corp.(b)	3,412	643,879
UnitedHealth Group, Inc.	494	133,672
Universal Health Services, Inc. - Class B	3,676	657,894
Viatris, Inc.	20	270
Zimmer Biomet Holdings, Inc.(a)	1,414	127,854

The accompanying notes are an integral part of these financial statements.

Zoetis, Inc. - Class A	3,033	358,531
		23,705,459

Industrial Products - 4.6%
A.O. Smith Corp.	9,181	605,395
AGCO Corp.	3,030	351,086
Allegion PLC	960	139,478
Allison Transmission Holdings, Inc.	2,353	275,442
Atkore, Inc.	819	48,247
ATS Corp.(b)	5,293	149,263
AZZ, Inc.	50	6,257
Badger Meter, Inc.	429	65,358
Cactus, Inc. - Class A	7,637	361,765
Crane Co.	1,250	213,750
ESCO Technologies, Inc.	2,336	657,280
Flowserve Corp.	5,506	404,746
Fortive Corp.	5,012	277,063
Gates Industrial Corp. PLC(b)	4,137	93,538
Generac Holdings, Inc.(b)	12	2,344
Graco, Inc.	1,636	138,487
Itron, Inc.(b)	7,095	635,925
L3Harris Technologies, Inc.	22	7,593
Littelfuse, Inc.	92	31,220
Lockheed Martin Corp.	324	195,822
Middleby Corp.(b)	2,061	273,247
Moog, Inc. - Class A	11	3,219
MSA Safety, Inc.	10	1,640
Mueller Industries, Inc.	762	84,430
Mueller Water Products, Inc. - Class A	9,958	273,745
nVent Electric PLC	10	1,183
Oshkosh Corp.	3,770	554,982
Otis Worldwide Corp.	4,277	329,671
Ralliant Corp.	2,540	105,639
Sensata Technologies Holding PLC	11,766	414,399
Snap-on, Inc.	64	23,246
Stanley Black & Decker, Inc.	7,240	514,474
Terex Corp.	10,055	594,251
Textron, Inc.	4,683	410,043
Timken Co.	2,798	281,395

The accompanying notes are an integral part of these financial statements.

Toro Co.	6,033	563,724
Veralto Corp.	2,138	189,042
Vertiv Holdings Co. - Class A	20	5,012
Vontier Corp.	11,794	418,333
Watts Water Technologies, Inc. - Class A(a)	15	4,354
Xylem, Inc.	560	66,920
		9,773,008

Industrial Services - 5.9%
ADT, Inc.	126,197	829,114
AECOM	6,153	521,897
Automatic Data Processing, Inc.	2,682	544,929
Brink’s Co.	1,474	152,751
C.H. Robinson Worldwide, Inc.(a)	67	11,127
Clean Harbors, Inc.(b)	269	77,130
Core & Main, Inc. - Class A(b)	3,385	167,219
Delta Air Lines, Inc.	748	49,727
Dycom Industries, Inc.(b)	553	187,367
EMCOR Group, Inc.	6	4,430
Everus Construction Group, Inc.(b)	10	1,181
Expeditors International of Washington, Inc.	43	6,159
Exponent, Inc.	359	23,425
FedEx Corp.	17	6,055
Fluor Corp.(b)	13,671	637,752
Frontdoor, Inc.(b)	11,139	588,807
FTI Consulting, Inc.(b)	3,297	582,811
GXO Logistics, Inc.(b)	6,548	339,514
IES Holdings, Inc.(b)	8	3,812
Installed Building Products, Inc.	13	3,447
J.B. Hunt Transport Services, Inc.	1,867	395,617
Jacobs Solutions, Inc.	115	14,637
Kirby Corp.(b)	2,775	368,742
Korn Ferry	11,693	736,074
Matson, Inc.	2	328
MYR Group, Inc.(b)	2,478	699,589
Paychex, Inc.	6,093	561,287
Primoris Services Corp.	18	2,575
RB Global, Inc.	7	671
Resideo Technologies, Inc.(b)	15	506

The accompanying notes are an integral part of these financial statements.

Rush Enterprises, Inc. - Class A(a)	9,183	607,088
Ryder System, Inc.	2,758	564,590
Schneider National, Inc. - Class B(a)	17,623	464,542
SiteOne Landscape Supply, Inc.(b)	899	119,666
SkyWest, Inc.(b)	226	20,754
Stantec, Inc.	5,896	509,414
Sterling Infrastructure, Inc.(b)	21	8,553
Tetra Tech, Inc.(a)	12,379	372,855
TFI International, Inc.	7,660	832,106
Thomson Reuters Corp.	2,417	217,482
Tutor Perini Corp.	6,144	474,255
United Parcel Service, Inc. - Class B	5,392	530,465
United Rentals, Inc.	6	4,371
WESCO International, Inc.	19	5,199
WillScot Holdings Corp.(a)	15,799	274,271
		12,524,291

Insurance - 13.3%
Allstate Corp.	5,213	1,080,863
American Financial Group, Inc.	3,639	464,737
Aon PLC - Class A	2,095	676,224
Arch Capital Group Ltd.(b)	9,759	936,766
Assurant, Inc.	3,103	675,864
Assured Guaranty Ltd.	10,239	834,274
Axis Capital Holdings Ltd.	9,653	978,911
Brighthouse Financial, Inc.(b)	6,735	403,292
Brown & Brown, Inc.	7,763	506,225
Chubb Ltd.	1,958	638,171
CNA Financial Corp.	14,898	684,116
Erie Indemnity Co. - Class A	2,303	578,767
Everest Group Ltd.	2,834	926,293
F&G Annuities & Life, Inc.	26,708	676,247
Globe Life, Inc.	5,453	758,894
Hanover Insurance Group, Inc.	5,930	1,027,966
Hartford Financial Services Group, Inc.	4,977	673,040
Kinsale Capital Group, Inc.	2,452	837,750
Lincoln National Corp.	23,721	842,095
Loews Corp.	3,831	408,921
Markel Group, Inc.(b)	215	411,525

The accompanying notes are an integral part of these financial statements.

Marsh & McLennan Cos., Inc.	2,939	509,770
Mercury General Corp.	10,681	941,530
MetLife, Inc.	7,247	512,508
Old Republic International Corp.	16,482	657,632
Palomar Holdings, Inc.(b)	5,388	643,866
Primerica, Inc.	2,958	740,920
Progressive Corp.	5,137	1,018,359
Prudential Financial, Inc.	9,341	912,522
Reinsurance Group of America, Inc.	3,421	698,431
RenaissanceRe Holdings Ltd.(a)	2,955	878,315
RLI Corp.	11,874	677,293
Ryan Specialty Holdings, Inc. - Class A(a)	22,518	759,757
Selective Insurance Group, Inc.	12,557	946,672
Sun Life Financial, Inc.	8,557	535,326
Travelers Cos., Inc.	3,006	876,790
W.R. Berkley Corp.	7,918	524,805
White Mountains Insurance Group Ltd.	478	1,050,147
Willis Towers Watson PLC	1,577	458,434
		28,364,018

Materials - 7.3%
Advanced Drainage Systems, Inc.	1,729	237,098
Agnico Eagle Mines Ltd.	1,926	390,939
Alcoa Corp.	6,615	438,773
Amrize Ltd.(b)	7,176	401,999
Aura Minerals, Inc.	11	898
Avery Dennison Corp.(a)	2,158	372,643
Avient Corp.	17,230	625,449
Axalta Coating Systems Ltd.(b)	24,860	688,622
Barrick Mining Corp.	20	816
Cabot Corp.	9,917	746,849
Carlisle Cos., Inc.	659	219,856
Celanese Corp.	8,306	546,286
CF Industries Holdings, Inc.	3,641	472,747
Corteva, Inc.	8,058	674,535
Crown Holdings, Inc.	5,209	522,202
DuPont de Nemours, Inc.	17,719	811,530
Eastman Chemical Co.	4,078	311,233
Element Solutions, Inc.(a)	57	1,946

The accompanying notes are an integral part of these financial statements.

Fortuna Mining Corp.(b)	87,994	873,780
HB Fuller Co.	1,229	75,805
IAMGOLD Corp.(b)	30,998	583,382
Kinross Gold Corp.	32,690	997,699
NewMarket Corp.	519	332,653
Newmont Corp.	7,475	809,169
Nutrien Ltd.	3,953	298,293
Owens Corning(a)	6,585	712,629
Pan American Silver Corp.	5,746	313,904
Perimeter Solutions, Inc.(b)	18,368	448,547
Qnity Electronics, Inc.	18	2,077
RPM International, Inc.	1,028	102,183
Sealed Air Corp.	7,651	321,724
Silgan Holdings, Inc.(a)	18,937	734,756
Simpson Manufacturing Co., Inc.	830	142,445
Smurfit WestRock PLC	2,862	114,051
Sonoco Products Co.(a)	18,546	1,003,153
Southern Copper Corp.	9	1,548
SSR Mining, Inc.(b)	2,357	69,296
Titan America SA	4,918	73,672
UFP Industries, Inc.	1,057	97,371
		15,572,558

Media - 3.6%
Booking Holdings, Inc.	148	623,127
CarGurus, Inc. - Class A(b)	16,609	565,536
Charter Communications, Inc. - Class A(a)(b)	1,212	261,647
Comcast Corp. - Class A	20,634	592,402
Expedia Group, Inc. - Class A	1,303	300,850
GoDaddy, Inc. - Class A(b)	9,792	809,505
Maplebear, Inc.(a)(b)	12,013	450,007
Match Group, Inc.	26,171	803,711
New York Times Co. - Class A	110	9,210
News Corp. - Class A	32,271	804,516
Nexstar Media Group, Inc. - Class A	183	33,092
Omnicom Group, Inc.	5,842	439,961
Sirius XM Holdings, Inc.	29,851	688,961
Uber Technologies, Inc.(b)	808	58,119
Versant Media Group, Inc. - Class A	15,732	582,399

The accompanying notes are an integral part of these financial statements.

Warner Music Group Corp. - Class A	27,568	704,087
		7,727,130

Oil & Gas - 10.1%
Antero Midstream Corp.	24,698	563,114
APA Corp.	28,057	1,190,739
Baker Hughes Co.	28	1,709
Baytex Energy Corp.(b)	170,659	762,846
California Resources Corp.	17,730	1,227,271
Cenovus Energy, Inc.	14	371
Cheniere Energy, Inc.	1,641	465,650
CNX Resources Corp.(b)	6,573	253,389
ConocoPhillips	7,546	996,072
Devon Energy Corp.	22,934	1,154,039
Expand Energy Corp.	9,209	1,010,964
Exxon Mobil Corp.	327	55,479
Gulfport Energy Corp.(b)	1,028	217,494
Halliburton Co.	11,811	460,511
HF Sinclair Corp.(a)	6,462	403,164
Imperial Oil Ltd.	520	68,026
Kodiak Gas Services, Inc.	12,514	729,817
Magnolia Oil & Gas Corp. - Class A	23,112	729,646
Murphy USA, Inc.(a)	694	342,815
Noble Corp. PLC	19,307	947,395
NOV, Inc.	43,224	813,043
Occidental Petroleum Corp.	19,041	1,237,665
Oceaneering International, Inc.(b)	16,096	570,925
Ovintiv, Inc.(a)	13,741	815,666
Par Pacific Holdings, Inc.(b)	8,338	522,292
Patterson-UTI Energy, Inc.(a)	65,720	711,748
Pembina Pipeline Corp.	21,146	946,495
Range Resources Corp.(a)	747	33,750
SLB NV	179	9,199
SM Energy Co.	15,200	473,936
Suncor Energy, Inc.	10,871	718,682
TechnipFMC PLC	76	5,254
Tidewater, Inc.(a)(b)	9,751	814,696
Transocean Ltd.(a)(b)	157,983	1,047,427
Valaris Ltd.(a)(b)	8,867	869,321

The accompanying notes are an integral part of these financial statements.

Valero Energy Corp.	1,041	257,210
Weatherford International PLC	2,295	217,061
		21,644,881

Real Estate - 0.7%
Colliers International Group, Inc. (a)	2,391	255,574
Cushman & Wakefield Ltd.(b)	26,738	327,808
FirstService Corp.(b)	176	24,453
Jones Lang LaSalle, Inc.(b)	1,231	374,618
Rayonier, Inc. - REIT	25,656	529,027
		1,511,480

Renewable Energy - 0.5%
EnerSys	2,109	366,375
First Solar, Inc.(b)	3,650	719,999
Nextpower, Inc. - Class A(b)	14	1,688
		1,088,062

Retail & Wholesale - Discretionary - 4.6%
Abercrombie & Fitch Co. (b)	9,202	840,787
Academy Sports & Outdoors, Inc.	36	2,032
Advance Auto Parts, Inc.	8,601	453,703
American Eagle Outfitters, Inc.	1,723	28,774
AutoNation, Inc.(b)	477	93,139
Bath & Body Works, Inc.	40,118	749,003
Best Buy Co., Inc.	11,759	754,928
Buckle, Inc.	345	17,374
CarMax, Inc.(b)	10,516	437,255
Copart, Inc.(b)	9,999	331,967
Dillard’s, Inc. - Class A	553	316,377
Etsy, Inc.(b)	5,543	277,039
Gap, Inc.	20,377	493,123
Genuine Parts Co.	5,136	543,132
Lithia Motors, Inc.(a)	1,242	310,152
LKQ Corp.	30,060	882,862
Lululemon Athletica, Inc.(b)	5,691	871,292
Macy’s, Inc.	40,010	723,781
Pool Corp.	294	59,485

The accompanying notes are an integral part of these financial statements.

Ross Stores, Inc.	12	2,600
Signet Jewelers Ltd.(a)	7,517	636,239
Ulta Beauty, Inc.(b)	679	354,920
Urban Outfitters, Inc.(a)(b)	6,623	419,567
Victoria’s Secret & Co.(b)	7,214	334,441
		9,933,972

Retail & Wholesale - Staples - 1.5%
Dollar General Corp.	8,870	1,053,135
Dollar Tree, Inc.(b)	7,989	874,876
Five Below, Inc.(b)	25	5,712
Kroger Co.	5,941	429,891
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,784	256,239
PriceSmart, Inc.(a)	18	2,709
Sprouts Farmers Market, Inc.(b)	1,485	114,538
Sysco Corp.	1,089	77,679
Target Corp.(a)	3,941	477,649
US Foods Holding Corp.(a)(b)	6	553
		3,292,981

Software & Tech Services - 8.0%
Accenture PLC - Class A	4,395	871,485
ACI Worldwide, Inc.(b)	12,745	522,672
Adobe, Inc.(b)	3,623	880,679
Amdocs Ltd.(a)	13,834	902,807
Blackbaud, Inc.(b)	5,688	219,614
Booz Allen Hamilton Holding Corp. - Class A	12,750	994,882
CDW Corp.	3,601	435,793
CGI, Inc.	13,337	974,935
Cognizant Technology Solutions Corp. - Class A	12,858	788,838
Doximity, Inc. - Class A(b)	2,297	53,520
Dropbox, Inc. - Class A(b)	31,729	720,883
EPAM Systems, Inc.(a)(b)	6,034	817,004
Gartner, Inc.(b)	5,823	922,014
Gen Digital, Inc.	36,406	685,525
KBR, Inc.	19,440	716,558
Kyndryl Holdings, Inc.(b)	27,635	362,571
Leidos Holdings, Inc.	4,268	663,759

The accompanying notes are an integral part of these financial statements.

Maximus, Inc.	7,948	509,467
Open Text Corp.(a)	33,019	734,343
PTC, Inc.(b)	4,319	615,414
Qualys, Inc.(b)	8,795	772,641
Roper Technologies, Inc.	709	250,887
Salesforce, Inc.	556	103,788
Science Applications International Corp.	8,390	796,379
SS&C Technologies Holdings, Inc.	8,197	553,871
Teradata Corp.(b)	2,001	51,286
Veeva Systems, Inc. - Class A(b)	681	119,624
Waystar Holding Corp.(a)(b)	9,421	227,140
Zoom Communications, Inc. - Class A(b)	10,610	852,938
		17,121,317

Tech Hardware & Semiconductors - 2.9%
Avnet, Inc.	454	27,976
Axcelis Technologies, Inc.(b)	3	279
Cirrus Logic, Inc.(a)(b)	4,839	699,816
CommScope Holding Co., Inc.(b)	17,931	326,344
Dell Technologies, Inc. - Class C	1,985	325,798
F5, Inc.(b)	319	92,296
GlobalFoundries, Inc.(b)	670	29,802
HP, Inc.	38,013	730,230
Ingram Micro Holding Corp.	20,531	478,578
InterDigital, Inc.(a)	564	170,328
IPG Photonics Corp.(b)	65	7,448
MKS, Inc.(a)	22	5,056
NCR Atleos Corp.(b)	5,659	246,619
NetApp, Inc.	3,377	345,771
ON Semiconductor Corp.(b)	8,046	498,208
Onto Innovation, Inc.(b)	5	1,025
Qorvo, Inc.(b)	1,402	108,515
QUALCOMM, Inc.	4,837	622,909
Seagate Technology Holdings PLC	17	6,660
Skyworks Solutions, Inc.	12,102	648,062
TD SYNNEX Corp.	4,557	768,811

The accompanying notes are an integral part of these financial statements.

Zebra Technologies, Corp. - Class A(b)	421	88,023
		6,228,554

Telecommunications - 1.5%
Array Digital Infrastructure, Inc. (a)	13,978	644,945
AT&T, Inc.	8,775	254,387
Rogers Communications, Inc.	28,855	1,109,475
Telus Corp.(a)	43,470	557,720
T-Mobile US, Inc.	644	135,259
Verizon Communications, Inc.	9,468	475,294
		3,177,080
Utilities - 0.4%
Algonquin Power & Utilities Corp. (a)	107,474	659,890
Brookfield Infrastructure Corp.	747	29,522
Emera, Inc.(b)	4,535	235,231
MDU Resources Group, Inc.	689	14,276
Talen Energy Corp.(b)	27	8,619
		947,538

TOTAL COMMON STOCKS (Cost $212,893,204)		213,362,582

SHORT-TERM INVESTMENTS - 11.2%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 11.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	23,595,600	23,595,600

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.59%(c)	324,906	324,906

TOTAL SHORT-TERM INVESTMENTS (Cost $23,920,506)		23,920,506

TOTAL INVESTMENTS - 111.0% (Cost $236,813,710)		237,283,088
Liabilities in Excess of Other Assets - (11.0)%		(23,484,480)
TOTAL NET ASSETS - 100.0%		$213,798,608

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)    All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $23,378,586 which represented 11.0% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

Gotham Enhanced 500 ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 2.9%
Bank of America Corp.	76,679	$3,738,101
Citigroup, Inc.	18,361	2,082,321
Citizens Financial Group, Inc.	4,497	269,685
Fifth Third Bancorp	1,907	88,599
Huntington Bancshares, Inc.	12,885	201,650
JPMorgan Chase & Co.	28,393	8,352,085
KeyCorp	6,601	132,350
M&T Bank Corp.	469	96,952
PNC Financial Services Group, Inc.	4,105	854,210
Regions Financial Corp.	9,110	237,953
Truist Financial Corp.	13,257	609,424
U.S. Bancorp	16,307	848,127
Wells Fargo & Co.	9,698	772,058
		18,283,515

Consumer Discretionary Products - 2.4%
Aptiv PLC (a)	7,446	517,050
D.R. Horton, Inc.	908	124,596
Deckers Outdoor Corp.(a)	4,028	403,163
Ford Motor Co.	104,654	1,207,707
General Motors Co.	23,777	1,771,386
Hasbro, Inc.	3,684	344,822
Lennar Corp. - Class A(b)	902	78,330
Masco Corp.(b)	5,382	324,911
Nike, Inc. - Class B	5,369	283,591
NVR, Inc.(a)	11	72,488
PulteGroup, Inc.	597	70,213
Ralph Lauren Corp. - Class A	1,586	545,568
Tapestry, Inc.	5,312	749,576
Tesla, Inc.(a)	22,838	8,490,027
		14,983,428

The accompanying notes are an integral part of these financial statements.

Consumer Discretionary Services - 0.8%
Carnival Corp.	5,065	131,082
Chipotle Mexican Grill, Inc. - Class A(a)	4,827	154,512
Darden Restaurants, Inc.	361	70,771
Domino’s Pizza, Inc.(b)	104	37,314
Hilton Worldwide Holdings, Inc.	722	219,546
Las Vegas Sands Corp.	17,784	958,202
Live Nation Entertainment, Inc.(a)(b)	736	112,247
Marriott International, Inc. - Class A	986	322,491
McDonald’s Corp.	5,285	1,642,525
MGM Resorts International(a)	1,199	44,375
Norwegian Cruise Line Holdings Ltd.(a)	1,318	24,647
Royal Caribbean Cruises Ltd.(b)	1,011	278,207
Starbucks Corp.	4,156	372,336
TKO Group Holdings, Inc. - Class A	243	49,001
Wynn Resorts Ltd.	375	38,081
Yum! Brands, Inc.	1,012	157,346
		4,612,683

Consumer Staple Products - 4.6%
Altria Group, Inc.	44,008	2,904,088
Brown-Forman Corp. - Class B(b)	1,756	46,429
Campbell’s Co.(b)	7,794	173,572
Church & Dwight Co., Inc.	876	81,748
Clorox Co.	3,185	330,062
Coca-Cola Co.	57,363	4,362,456
Colgate-Palmolive Co.	21,047	1,793,836
Conagra Brands, Inc.	12,751	200,446
Constellation Brands, Inc. - Class A	4,837	725,550
Estee Lauder Cos., Inc. - Class A	9,512	682,676
General Mills, Inc.	14,430	537,085
Hershey Co.	627	130,347
Hormel Foods Corp.	14,469	327,723
J.M. Smucker Co.	2,807	270,707
Kenvue, Inc.	50,437	869,534
Keurig Dr Pepper, Inc.	36,463	960,071
Kimberly-Clark Corp.	8,846	853,374
Kraft Heinz Co.	37,050	833,254
McCormick & Co., Inc.	985	49,683

The accompanying notes are an integral part of these financial statements.

Molson Coors Beverage Co. - Class B	5,281	227,400
Mondelez International, Inc. - Class A(b)	4,783	275,692
Monster Beverage Corp.(a)	5,242	379,835
PepsiCo, Inc.	34,336	5,332,037
Philip Morris International, Inc.	5,706	943,430
Procter & Gamble Co.	33,640	4,858,962
Tyson Foods, Inc. - Class A(b)	9,478	607,255
		28,757,252

Financial Services - 6.9%
American Express Co.	7,207	2,179,973
Ameriprise Financial, Inc.	966	429,290
Apollo Global Management, Inc.	6,044	673,422
Ares Management Corp.	2,297	250,603
Bank of New York Mellon Corp.	7,275	863,033
Blackrock, Inc.	1,628	1,565,664
Blackstone, Inc.	7,872	905,201
Block, Inc. - Class A(a)(b)	2,242	134,924
Broadridge Financial Solutions, Inc.	3,015	489,877
Capital One Financial Corp.	6,552	1,195,281
Cboe Global Markets, Inc.	2,749	772,661
Charles Schwab Corp.	18,453	1,734,213
CME Group, Inc. - Class A	1,124	331,973
Coinbase Global, Inc. - Class A(a)	977	170,594
Corpay, Inc.(a)	1,829	532,221
Equifax, Inc.	378	68,066
FactSet Research Systems, Inc.	995	215,905
Fair Isaac Corp.(a)	74	78,998
Fidelity National Information Services, Inc.	13,619	638,867
Fiserv, Inc.(a)	15,806	881,975
Franklin Resources, Inc.	14,377	339,585
Global Payments, Inc.	868	58,416
Goldman Sachs Group, Inc.	3,229	2,731,702
Interactive Brokers Group, Inc. - Class A	4,715	316,235
Intercontinental Exchange, Inc.	2,102	330,603
Invesco Ltd.	4,650	112,949
Jack Henry & Associates, Inc.(b)	261	41,248
KKR & Co., Inc.	9,565	884,763
Mastercard, Inc. - Class A	9,410	4,701,801

The accompanying notes are an integral part of these financial statements.

Moody’s Corp.	650	283,563
Morgan Stanley	16,643	2,738,939
MSCI, Inc. - Class A	244	131,518
Nasdaq, Inc.	13,058	1,108,494
Northern Trust Corp.	1,948	271,882
PayPal Holdings, Inc.	27,092	1,225,371
Raymond James Financial, Inc.	1,819	263,373
Robinhood Markets, Inc. - Class A(a)	9,584	664,171
S&P Global, Inc.	7,426	3,158,575
State Street Corp.	2,925	370,188
Synchrony Financial	1,288	87,610
T. Rowe Price Group, Inc.	2,924	263,569
Verisk Analytics, Inc. - Class A	3,662	694,865
Visa, Inc. - Class A	27,358	8,268,682
		43,160,843
Health Care - 9.1%
Abbott Laboratories	18,290	1,877,834
AbbVie, Inc.	5,558	1,208,809
Agilent Technologies, Inc.	1,031	117,513
Align Technology, Inc.(a)	1,881	322,460
Amgen, Inc.	3,524	1,239,919
Baxter International, Inc.	13,457	226,078
Becton Dickinson & Co.(b)	1,048	164,777
Biogen, Inc.(a)	3,845	704,904
Bio-Techne Corp.	452	23,622
Boston Scientific Corp.(a)	13,867	870,154
Bristol-Myers Squibb Co.	53,504	3,245,018
Cardinal Health, Inc.	6,207	1,311,601
Cencora, Inc.	715	224,610
Centene Corp.(a)	1,828	59,849
Charles River Laboratories International, Inc.(a)	181	31,223
Cigna Group	6,977	1,861,115
Cooper Cos., Inc.(a)	567	40,541
CVS Health Corp.	19,156	1,375,784
Danaher Corp.	7,440	1,410,624
DaVita, Inc.(a)(b)	1,971	302,923
Dexcom, Inc.(a)	1,231	77,307
Edwards Lifesciences Corp.(a)	2,101	168,248

The accompanying notes are an integral part of these financial statements.

Elevance Health, Inc.	811	237,420
Eli Lilly & Co.	2,968	2,729,877
GE HealthCare Technologies, Inc.	12,219	869,748
Gilead Sciences, Inc.	32,656	4,551,267
HCA Healthcare, Inc.	5,908	2,795,902
Henry Schein, Inc.(a)	429	31,617
Humana, Inc.	435	75,425
IDEXX Laboratories, Inc.(a)	252	141,596
Incyte Corp.(a)	5,203	489,706
Insulet Corp.(a)	212	44,486
Intuitive Surgical, Inc.(a)	1,116	514,465
IQVIA Holdings, Inc.(a)	2,796	476,830
Johnson & Johnson	17,179	4,199,235
Labcorp Holdings, Inc.	302	80,577
McKesson Corp.	451	390,277
Medtronic PLC	21,328	1,848,071
Merck & Co., Inc.	33,998	4,089,619
Mettler-Toledo International, Inc.(a)	60	75,672
Moderna, Inc.(a)	1,434	72,847
Pfizer, Inc.	149,428	4,195,938
Quest Diagnostics, Inc.	2,890	566,382
Regeneron Pharmaceuticals, Inc.	398	307,511
ResMed, Inc.(b)	3,834	860,656
Revvity, Inc.	363	31,803
Solventum Corp.(a)	4,522	295,287
STERIS PLC	308	68,108
Stryker Corp.	1,193	392,008
Thermo Fisher Scientific, Inc.	1,182	580,989
UnitedHealth Group, Inc.	23,826	6,447,077
Universal Health Services, Inc. - Class B	1,636	292,795
Vertex Pharmaceuticals, Inc.(a)	795	354,999
Viatris, Inc.	30,289	409,204
Waters Corp.(a)	216	64,325
West Pharmaceutical Services, Inc.	225	56,394
Zimmer Biomet Holdings, Inc.(b)	744	67,273
Zoetis, Inc. - Class A	11,172	1,320,642
		56,890,941

The accompanying notes are an integral part of these financial statements.

Industrial Products - 7.4%
3M Co.	1,660	241,082
A.O. Smith Corp.	3,734	246,220
Allegion PLC(b)	2,262	328,646
AMETEK, Inc.	6,039	1,294,520
Amphenol Corp.	32,905	4,157,547
Axon Enterprise, Inc.(a)	252	107,022
Boeing Co.(a)	2,459	489,415
Carrier Global Corp.	2,703	152,206
Caterpillar, Inc.	9,153	6,484,534
Cummins, Inc.	3,700	1,990,674
Deere & Co.(b)	1,930	1,087,169
Dover Corp.	3,566	743,333
Eaton Corp. PLC	1,214	434,211
Emerson Electric Co.	2,051	268,722
Fortive Corp.	1,364	75,402
GE Aerospace	3,834	1,087,974
GE Vernova, Inc.	848	740,219
Generac Holdings, Inc.(a)	181	35,355
General Dynamics Corp.	7,113	2,441,324
Honeywell International, Inc.	16,710	3,776,961
Howmet Aerospace, Inc.	1,466	337,854
Hubbell, Inc.	243	119,250
Huntington Ingalls Industries, Inc.(b)	142	53,946
IDEX Corp.	592	112,214
Illinois Tool Works, Inc.(b)	9,057	2,357,446
Ingersoll Rand, Inc.	1,438	115,213
Johnson Controls International PLC	16,085	2,106,331
Keysight Technologies, Inc.(a)	2,506	707,619
L3Harris Technologies, Inc.	751	259,208
Lennox International, Inc.	125	58,016
Lockheed Martin Corp.	6,023	3,640,241
Nordson Corp.	1,464	389,512
Northrop Grumman Corp.	1,490	1,016,538
Otis Worldwide Corp.	10,211	787,064
PACCAR, Inc.	1,644	189,882
Parker-Hannifin Corp.	463	414,496
Pentair PLC	3,095	269,605
Rockwell Automation, Inc.	465	166,879

The accompanying notes are an integral part of these financial statements.

RTX Corp.	4,231	816,160
Snap-on, Inc.	1,364	495,432
Stanley Black & Decker, Inc.	4,112	292,199
TE Connectivity PLC	7,719	1,613,425
Textron, Inc.	4,778	418,362
Trane Technologies PLC	695	289,634
TransDigm Group, Inc.	177	205,136
Trimble, Inc.(a)(b)	897	58,511
Veralto Corp.	6,624	585,694
Vertiv Holdings Co. - Class A	1,201	300,947
Westinghouse Air Brake Technologies Corp.	4,495	1,123,345
Xylem, Inc.	6,489	775,435
		46,258,130

Industrial Services - 2.8%
Automatic Data Processing, Inc.	10,896	2,213,849
C.H. Robinson Worldwide, Inc.(b)	3,103	515,315
Cintas Corp.	1,253	211,933
Comfort Systems USA, Inc.	129	177,890
CSX Corp.	6,808	279,468
Delta Air Lines, Inc.	17,132	1,138,935
EMCOR Group, Inc.	1,186	875,636
Expeditors International of Washington, Inc.(b)	3,520	504,170
Fastenal Co.	3,663	169,963
FedEx Corp.	6,296	2,242,509
J.B. Hunt Transport Services, Inc.	2,476	524,664
Jacobs Solutions, Inc.	3,126	397,877
Norfolk Southern Corp.	821	235,627
Old Dominion Freight Line, Inc.	659	128,769
Paychex, Inc.	9,575	882,049
Quanta Services, Inc.	469	257,490
Republic Services, Inc. - Class A	979	214,421
Rollins, Inc.	1,513	80,809
Southwest Airlines Co.(b)	1,617	60,751
Union Pacific Corp.	14,794	3,589,320
United Airlines Holdings, Inc.(a)	1,011	93,083
United Parcel Service, Inc. - Class B	22,304	2,194,268
United Rentals, Inc.(b)	194	141,341
W.W. Grainger, Inc.	149	162,531

The accompanying notes are an integral part of these financial statements.

Waste Management, Inc.	1,256	288,616
		17,581,284
Insurance - 3.0%
Aflac, Inc.	1,610	176,633
Allstate Corp.	814	168,775
American International Group, Inc.	1,973	148,468
Aon PLC - Class A	789	254,673
Arch Capital Group Ltd.(a)	1,120	107,509
Arthur J. Gallagher & Co.	942	204,018
Assurant, Inc.	154	33,543
Berkshire Hathaway, Inc. - Class B(a)	22,714	10,884,549
Brown & Brown, Inc.	8,864	578,022
Chubb Ltd.	1,434	467,384
Cincinnati Financial Corp.	569	89,532
Erie Indemnity Co. - Class A	188	47,246
Everest Group Ltd.	118	38,568
Globe Life, Inc.	248	34,514
Hartford Financial Services Group, Inc.	4,404	595,553
Loews Corp.	5,432	579,812
Marsh & McLennan Cos., Inc.	13,074	2,267,685
MetLife, Inc.	2,046	144,693
Principal Financial Group, Inc.	5,701	513,717
Progressive Corp.	2,146	425,423
Prudential Financial, Inc.	1,284	125,434
Travelers Cos., Inc.	672	196,009
W.R. Berkley Corp.	1,159	76,819
Willis Towers Watson PLC	2,557	743,320
		18,901,899
Materials - 1.6%
Air Products and Chemicals, Inc.	805	233,844
Albemarle Corp.	363	65,169
Amcor PLC	1,517	60,301
Avery Dennison Corp.(b)	850	146,778
Ball Corp.	8,395	496,228
CF Industries Holdings, Inc.	4,193	544,419
Corteva, Inc.	17,653	1,477,733

The accompanying notes are an integral part of these financial statements.

CRH PLC	2,081	218,755
Dow, Inc.(b)	2,510	104,542
DuPont de Nemours, Inc.	10,843	496,609
Ecolab, Inc.	883	234,896
Freeport-McMoRan, Inc.	4,502	264,628
International Flavors & Fragrances, Inc.(b)	935	67,834
International Paper Co.(b)	1,578	56,335
Linde PLC	1,501	744,136
LyondellBasell Industries NV - Class A	1,181	95,141
Martin Marietta Materials, Inc.	186	109,494
Mosaic Co.	1,152	29,376
Newmont Corp.	28,622	3,098,332
Nucor Corp.	719	121,583
Packaging Corp. of America	275	58,361
PPG Industries, Inc.(b)	5,875	627,920
Qnity Electronics, Inc.	648	74,766
Sherwin-Williams Co.	800	256,440
Smurfit WestRock PLC	1,919	76,472
Steel Dynamics, Inc.	450	81,000
Vulcan Materials Co.(b)	407	110,826
		9,951,918
Media - 10.7%
Airbnb, Inc. - Class A (a)	2,229	281,478
Alphabet, Inc. - Class A	104,877	30,158,430
AppLovin Corp. - Class A(a)	1,243	494,714
Booking Holdings, Inc.	846	3,561,931
Charter Communications, Inc. - Class A(a)(b)	3,655	789,041
Comcast Corp. - Class A	101,181	2,904,907
DoorDash, Inc. - Class A(a)	1,352	203,003
Electronic Arts, Inc.	2,620	534,139
Expedia Group, Inc. - Class A	3,218	743,004
Fox Corp. - Class A	2,025	118,260
GoDaddy, Inc. - Class A(a)	3,751	310,095
Meta Platforms, Inc. - Class A	31,897	18,249,231
Netflix, Inc.(a)	15,483	1,488,690
News Corp. - Class A	15,115	376,817
Omnicom Group, Inc.(b)	8,226	619,500
Paramount Skydance Corp. - Class B	3,950	35,629

The accompanying notes are an integral part of these financial statements.

Take-Two Interactive Software, Inc.(a)	1,935	382,163
Trade Desk, Inc. - Class A(a)	1,577	35,782
Uber Technologies, Inc.(a)	7,586	545,661
VeriSign, Inc.	338	83,946
Walt Disney Co.	46,548	4,486,296
Warner Bros Discovery, Inc.(a)	26,056	715,498
		67,118,215
Oil & Gas - 4.0%
APA Corp.	9,334	396,135
Baker Hughes Co.	25,937	1,583,454
Chevron Corp.	17,302	3,579,784
ConocoPhillips	32,268	4,259,376
Coterra Energy, Inc.	2,496	87,709
Devon Energy Corp.	16,497	830,129
Diamondback Energy, Inc.(b)	953	188,494
EOG Resources, Inc.	2,011	290,730
EQT Corp.	2,232	142,044
Expand Energy Corp.	6,270	688,321
Exxon Mobil Corp.	39,324	6,671,710
Halliburton Co.	23,775	926,987
Kinder Morgan, Inc.	6,992	234,442
Marathon Petroleum Corp.	922	225,134
Occidental Petroleum Corp.	21,658	1,407,770
ONEOK, Inc.	2,314	209,162
Phillips 66	1,256	228,818
SLB NV	5,625	289,069
Targa Resources Corp.(a)	663	166,234
Texas Pacific Land Corp.(b)	243	115,318
Valero Energy Corp.	8,023	1,982,323
Williams Cos., Inc.	3,834	279,039
		24,782,182
Real Estate - 2.1%
Alexandria Real Estate Equities, Inc. - REIT	607	28,177
American Tower Corp. - REIT	1,688	291,315
AvalonBay Communities, Inc. - REIT	501	81,838
BXP, Inc. - REIT	448	23,251

The accompanying notes are an integral part of these financial statements.

Camden Property Trust - REIT	349	34,083
CBRE Group, Inc. - Class A(a)	922	124,894
CoStar Group, Inc.(a)(b)	1,553	62,648
Crown Castle, Inc. - REIT	1,591	129,364
Digital Realty Trust, Inc. - REIT	1,065	191,924
Equinix, Inc. - REIT	308	301,914
Equity Residential - REIT	1,421	84,052
Essex Property Trust, Inc. - REIT	227	54,934
Extra Space Storage, Inc. - REIT	787	103,199
Federal Realty Investment Trust - REIT	2,256	239,610
Healthpeak Properties, Inc. - REIT	2,378	39,071
Host Hotels & Resorts, Inc. - REIT	4,805	92,064
Invitation Homes, Inc. - REIT	2,294	57,006
Iron Mountain, Inc. - REIT	924	94,377
Kimco Realty Corp. - REIT	2,505	56,287
Mid-America Apartment Communities, Inc. - REIT	368	44,940
Prologis, Inc. - REIT	18,700	2,471,766
Public Storage - REIT	550	148,984
Realty Income Corp. - REIT	24,548	1,501,847
Regency Centers Corp. - REIT	4,811	364,000
SBA Communications Corp. - Class A - REIT	324	55,764
Simon Property Group, Inc. - REIT	8,702	1,623,184
UDR, Inc. - REIT	1,089	36,787
Ventas, Inc. - REIT	12,473	1,020,042
VICI Properties, Inc. - REIT	3,362	91,850
Welltower, Inc. - REIT	18,320	3,622,047
Weyerhaeuser Co. - REIT	2,631	64,275
		13,135,494
Renewable Energy - 0.1%
First Solar, Inc.(a)	2,814	555,090

Retail & Wholesale - Discretionary - 6.1%
Amazon.com, Inc. (a)	135,523	28,225,375
AutoZone, Inc.(a)	56	189,156
Bath & Body Works, Inc.	5,808	108,435
Best Buy Co., Inc.	6,558	421,024
Builders FirstSource, Inc.(a)	406	33,426
Carvana Co. - Class A(a)	521	163,792

The accompanying notes are an integral part of these financial statements.

Copart, Inc.(a)	25,306	840,159
eBay, Inc.	11,188	1,018,332
Genuine Parts Co.	3,609	381,652
Home Depot, Inc.	3,619	1,190,253
Lowe's Cos., Inc.	1,755	414,671
Lululemon Athletica, Inc.(a)	3,256	498,494
O'Reilly Automotive, Inc.(a)	2,683	247,668
Pool Corp.	136	27,517
Ross Stores, Inc.	8,552	1,852,620
TJX Cos., Inc.	11,617	1,855,235
Tractor Supply Co.	1,582	71,664
Ulta Beauty, Inc.(a)	1,164	608,434
Williams-Sonoma, Inc.	888	161,909
		38,309,816
Retail & Wholesale - Staples - 1.1%
Archer-Daniels-Midland Co.	1,769	128,589
Bunge Global SA	597	75,938
Costco Wholesale Corp.	1,394	1,389,024
Dollar General Corp.	5,773	685,428
Dollar Tree, Inc.(a)	5,213	570,876
Kroger Co.	2,016	145,878
Sysco Corp.	7,295	520,352
Target Corp.(b)	1,656	200,707
Walmart, Inc.	25,065	3,115,078
		6,831,870
Software & Tech Services - 8.4%
Accenture PLC - Class A	16,737	3,318,780
Adobe, Inc.(a)	11,629	2,826,777
Akamai Technologies, Inc.(a)	452	51,912
Autodesk, Inc.(a)	665	159,201
Cadence Design Systems, Inc.(a)	852	236,745
CDW Corp.	3,394	410,742
Cognizant Technology Solutions Corp. - Class A	13,055	800,924
CrowdStrike Holdings, Inc. - Class A(a)	792	309,205
Datadog, Inc. - Class A(a)	1,082	127,730
EPAM Systems, Inc.(a)(b)	1,474	199,580

The accompanying notes are an integral part of these financial statements.

Fortinet, Inc.(a)	2,438	199,233
Gartner, Inc.(a)	2,266	358,798
Gen Digital, Inc.	19,568	368,465
International Business Machines Corp.	3,078	746,076
Intuit, Inc.	2,518	1,088,733
Leidos Holdings, Inc.	3,402	529,079
Microsoft Corp.	93,821	34,729,720
Oracle Corp.	10,400	1,529,944
Palantir Technologies, Inc. - Class A(a)	8,920	1,304,818
Palo Alto Networks, Inc.(a)	2,209	354,147
PTC, Inc.(a)	3,185	453,831
Roper Technologies, Inc.	2,873	1,016,640
Salesforce, Inc.	3,393	633,371
ServiceNow, Inc.(a)	3,299	344,911
Synopsys, Inc.(a)	601	238,285
Tyler Technologies, Inc.(a)	130	44,509
Workday, Inc. - Class A(a)	949	123,294
		52,505,450
Tech Hardware & Semiconductors - 23.1%
Advanced Micro Devices, Inc. (a)	5,967	1,213,867
Analog Devices, Inc.	9,624	3,061,779
Apple, Inc.	170,003	43,145,061
Applied Materials, Inc.	2,906	993,242
Arista Networks, Inc.(a)	3,948	484,735
Broadcom, Inc.	35,599	11,018,247
Ciena Corp.(a)	435	168,880
Cisco Systems, Inc.	103,918	8,062,998
Coherent Corp.(a)	588	140,067
Corning, Inc.	2,529	343,868
Dell Technologies, Inc. - Class C	18,960	3,111,905
F5, Inc.(a)	1,496	432,838
Garmin Ltd.	707	164,031
Hewlett Packard Enterprise Co.	35,010	833,588
HP, Inc.	29,577	568,174
Intel Corp.(a)	15,672	691,605
Jabil, Inc.	2,866	761,296
KLA Corp.	481	708,229
Lam Research Corp.	14,630	3,125,846

The accompanying notes are an integral part of these financial statements.

Lumentum Holdings, Inc.(a)	224	157,418
Microchip Technology, Inc.	1,881	121,531
Micron Technology, Inc.	29,621	10,007,159
Monolithic Power Systems, Inc.	148	161,816
Motorola Solutions, Inc.	584	253,438
NetApp, Inc.	5,191	531,507
NVIDIA Corp.	251,192	43,807,885
NXP Semiconductors NV	6,639	1,306,954
ON Semiconductor Corp.(a)	10,403	644,154
QUALCOMM, Inc.	28,228	3,635,202
Sandisk Corp.(a)	545	346,260
Seagate Technology Holdings PLC	685	268,356
Skyworks Solutions, Inc.(b)	4,300	230,265
Super Micro Computer, Inc.(a)(b)	2,299	52,348
Teledyne Technologies, Inc.(a)	145	87,726
Teradyne, Inc.	483	143,190
Texas Instruments, Inc.	2,846	552,522
Western Digital Corp.	8,925	2,414,123
Zebra Technologies, Corp. - Class A(a)	1,344	281,004
		144,033,114
Telecommunications - 2.0%
AT&T, Inc.	25,688	744,695
EchoStar Corp. - Class A(a)(b)	904	105,831
T-Mobile US, Inc.	29,128	6,117,754
Verizon Communications, Inc.	110,921	5,568,234
		12,536,514
Utilities - 0.8%
AES Corp.	2,525	35,577
Alliant Energy Corp.(b)	913	65,517
Ameren Corp.	965	106,073
American Electric Power Co., Inc.	1,693	221,918
American Water Works Co., Inc.	588	80,021
Atmos Energy Corp.	519	95,870
CenterPoint Energy, Inc.	2,042	88,133
CMS Energy Corp.	1,010	78,356
Consolidated Edison, Inc.	1,126	127,441

The accompanying notes are an integral part of these financial statements.

Constellation Energy Corp.	1,138	317,786
Dominion Energy, Inc.	3,162	195,475
DTE Energy Co.	793	115,952
Duke Energy Corp.	2,436	318,970
Edison International	1,441	105,452
Entergy Corp.	1,419	159,439
Evergy, Inc.	755	61,850
Eversource Energy	1,332	92,281
Exelon Corp.	3,703	181,521
FirstEnergy Corp.	2,159	109,375
NextEra Energy, Inc.	7,365	684,061
NiSource, Inc.	1,503	70,130
NRG Energy, Inc.	725	105,951
PG&E Corp.	22,994	404,005
Pinnacle West Capital Corp.	369	37,177
PPL Corp.	2,324	88,777
Public Service Enterprise Group, Inc.	1,564	126,606
Sempra	2,050	199,198
Southern Co.	3,517	339,461
Vistra Corp.	2,075	311,935
WEC Energy Group, Inc.	1,072	124,105
Xcel Energy, Inc.	2,124	168,730
		5,217,143

TOTAL COMMON STOCKS (Cost $628,826,409)		624,406,781

SHORT-TERM INVESTMENTS - 1.5%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(c)	8,911,937	8,911,937

The accompanying notes are an integral part of these financial statements.

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.59%(c)	726,054	726,054

TOTAL SHORT-TERM INVESTMENTS (Cost $9,637,991)		9,637,991

TOTAL INVESTMENTS - 101.4% (Cost $638,464,400)		634,044,772
Liabilities in Excess of Other Assets - (1.4)%		(8,904,224)
TOTAL NET ASSETS - 100.0%		$625,140,548

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $8,827,498 which represented 1.4% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

Gotham Short Strategies ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Consumer Discretionary Products - 5.5%
Armstrong World Industries, Inc.	19	$3,131
BorgWarner, Inc.	2,542	137,929
BRP, Inc.	743	53,355
Champion Homes, Inc.(a)	527	39,193
General Motors Co.	3,621	269,764
Gentex Corp.	1,659	36,249
Magna International, Inc.	193	10,771
Masco Corp.	121	7,305
SharkNinja, Inc.(a)	1,643	173,994
Somnigroup International, Inc.	2	148
Tapestry, Inc.	1,556	219,567
VF Corp.	2,011	34,167
		985,573
Consumer Discretionary Services - 2.9%
Chipotle Mexican Grill, Inc. - Class A (a)	1,267	40,557
Domino's Pizza, Inc.	242	86,827
Hyatt Hotels Corp. - Class A	759	109,137
Planet Fitness, Inc. - Class A(a)	533	39,644
Viking Holdings Ltd.(a)	1,662	122,124
Wingstop, Inc.	756	117,157
		515,446
Consumer Staple Products - 2.4%
Church & Dwight Co., Inc.	243	22,677
Clorox Co.	404	41,866
Coca-Cola Co.	1,034	78,636
Coca-Cola Consolidated, Inc.	5	959
Estee Lauder Cos., Inc. - Class A	1,224	87,846
Hormel Foods Corp.	400	9,060
J.M. Smucker Co.	1,442	139,066
Primo Brands Corp.	2,940	55,360

The accompanying notes are an integral part of these financial statements.

Reynolds Consumer Products, Inc.	265	5,613
		441,083
Financial Services - 0.7%
Circle Internet Group, Inc. - Class A (a)	1,021	97,414
Equifax, Inc.	87	15,666
Verisk Analytics, Inc. - Class A	50	9,487
		122,567
Health Care - 8.2%
Align Technology, Inc. (a)	831	142,458
Alnylam Pharmaceuticals, Inc.(a)	240	79,409
Arrowhead Pharmaceuticals, Inc.(a)	2,196	137,689
Bio-Rad Laboratories, Inc. - Class A(a)	22	6,132
Bio-Techne Corp.	7	366
Dexcom, Inc.(a)	127	7,976
Encompass Health Corp.	27	2,612
Exelixis, Inc.(a)	2,891	123,995
Gilead Sciences, Inc.	50	6,968
HealthEquity, Inc.(a)	136	11,366
Henry Schein, Inc.(a)	93	6,854
Incyte Corp.(a)	1,265	119,062
Insulet Corp.(a)	25	5,246
McKesson Corp.	138	119,420
Medtronic PLC	39	3,379
ResMed, Inc.	682	153,095
Roivant Sciences Ltd(a)	870	24,099
Scholar Rock Holding Corp.(a)	18	885
Solventum Corp.(a)	1,909	124,658
Stryker Corp.	629	206,683
Tenet Healthcare Corp.(a)	886	167,197
TransMedics Group, Inc.(a)	334	33,203
		1,482,752
Industrial Products - 6.6%
A.O. Smith Corp.	376	24,793
AAR Corp.(a)	78	8,538
AGCO Corp.	28	3,244

The accompanying notes are an integral part of these financial statements.

Amphenol Corp.	67	8,465
CAE, Inc.(a)	150	3,908
Cognex Corp.	283	13,864
Crane Co.	517	88,407
Flowserve Corp.	2,079	152,827
Gates Industrial Corp. PLC(a)	787	17,794
Graco, Inc.	3	254
Johnson Controls International PLC	960	125,712
Lockheed Martin Corp.	396	239,338
Moog, Inc. - Class A	22	6,438
MSA Safety, Inc.	6	984
Otis Worldwide Corp.	58	4,471
Regal Rexnord Corp.	2	375
StandardAero, Inc.(a)	3,392	87,615
Stanley Black & Decker, Inc.	3,162	224,692
Textron, Inc.	836	73,200
Toro Co.	4	374
Vontier Corp.	4	142
Zurn Elkay Water Solutions Corp.	2,507	112,414
		1,197,849
Industrial Services - 7.0%
AECOM	149	12,638
APi Group Corp.(a)	3,946	159,892
Automatic Data Processing, Inc.	317	64,408
C.H. Robinson Worldwide, Inc.	890	147,802
Canadian Pacific Kansas City Ltd.	911	71,659
Core & Main, Inc. - Class A(a)	614	30,332
Fluor Corp.(a)	2,438	113,733
GFL Environmental, Inc.	9	375
GXO Logistics, Inc.(a)	2,414	125,166
Installed Building Products, Inc.	81	21,477
J.B. Hunt Transport Services, Inc.	779	165,070
Jacobs Solutions, Inc.	754	95,969
Paychex, Inc.	288	26,531
Ryder System, Inc.	158	32,344
SiteOne Landscape Supply, Inc.(a)	1,036	137,902
Stantec, Inc.	499	43,114
Tetra Tech, Inc.	625	18,825

The accompanying notes are an integral part of these financial statements.

Thomson Reuters Corp.	15	1,350
		1,268,587
Materials - 18.1%
Advanced Drainage Systems, Inc.	1,552	212,826
Agnico Eagle Mines Ltd.	1,146	232,615
Alamos Gold, Inc.	3,763	167,190
Albemarle Corp.	641	115,079
Amrize Ltd.(a)	2,393	134,056
Axalta Coating Systems Ltd.(a)	667	18,476
Ball Corp.	233	13,773
Carlisle Cos., Inc.	87	29,025
Coeur Mining, Inc.(a)	678	12,726
DuPont de Nemours, Inc.	6,156	281,945
Ecolab, Inc.	85	22,612
First Majestic Silver Corp.	1,376	29,556
Hecla Mining Co.	10,866	202,433
IAMGOLD Corp.(a)	12,635	237,791
Kinross Gold Corp.	9,234	281,822
Newmont Corp.	2,354	254,820
Pan American Silver Corp.	4,406	240,700
RPM International, Inc.	137	13,618
Silgan Holdings, Inc.	1,539	59,713
Simpson Manufacturing Co., Inc.	297	50,971
Sonoco Products Co.	2,013	108,883
Southern Copper Corp.	1,194	205,440
SSR Mining, Inc.(a)	4,759	139,914
Teck Resources Ltd.	4,139	214,193
		3,280,177
Media - 1.4%
AppLovin Corp. - Class A (a)	10	3,980
Booking Holdings, Inc.	6	25,262
GoDaddy, Inc. - Class A(a)	1,637	135,331
Maplebear, Inc.(a)	91	3,409
Match Group, Inc.	862	26,472

The accompanying notes are an integral part of these financial statements.

Warner Music Group Corp. - Class A	2,191	55,958
		250,412
Oil & Gas - 3.5%
Archrock, Inc.	11	383
Canadian Natural Resources Ltd.	6,310	307,486
CNX Resources Corp.(a)	6,628	255,509
ConocoPhillips	308	40,656
Enbridge, Inc.	584	31,618
Expand Energy Corp.	2	220
		635,872
Renewable Energy - 1.8%
EnerSys	267	46,383
First Solar, Inc.(a)	1,375	271,233
		317,616
Retail & Wholesale - Discretionary - 3.1%
Chewy, Inc. - Class A (a)	310	8,370
Copart, Inc.(a)	2,392	79,414
Ferguson Enterprises, Inc.	831	193,839
Floor & Decor Holdings, Inc. - Class A(a)	1,577	80,112
LKQ Corp.	2,731	80,209
Lululemon Athletica, Inc.(a)	211	32,304
Macy's, Inc.	2,163	39,129
Ulta Beauty, Inc.(a)	83	43,385
		556,762
Retail & Wholesale - Staples - 3.4%
Casey's General Stores, Inc.	165	120,097
Dollar General Corp.	1,608	190,918
Dollar Tree, Inc.(a)	2,188	239,608
Five Below, Inc.(a)	54	12,338
Ollie's Bargain Outlet Holdings, Inc.(a)	526	48,413
		611,374
Software & Tech Services - 12.5%
Accenture PLC - Class A	1,340	265,709

The accompanying notes are an integral part of these financial statements.

Adobe, Inc.(a)	451	109,629
Amdocs Ltd.	382	24,929
Autodesk, Inc.(a)	361	86,423
Bentley Systems, Inc. - Class B	290	10,185
CGI, Inc.	381	27,851
Descartes Systems Group, Inc.(a)	1,086	77,714
DocuSign, Inc.(a)	641	30,390
Dropbox, Inc. - Class A(a)	896	20,357
Duolingo, Inc. - Class A(a)	173	17,053
EPAM Systems, Inc.(a)	1,036	140,274
Fastly, Inc. - Class A(a)	1,309	38,040
Gen Digital, Inc.	616	11,599
Guidewire Software, Inc.(a)	725	108,431
Intuit, Inc.	107	46,265
KBR, Inc.	127	4,681
Nutanix, Inc. - Class A(a)	3,648	138,660
Okta, Inc. - Class A(a)	3,380	266,040
Open Text Corp.	538	11,965
PTC, Inc.(a)	1,321	188,229
Q2 Holdings, Inc.(a)	549	25,968
Qualys, Inc.(a)	809	71,071
Salesforce, Inc.	178	33,227
Science Applications International Corp.	144	13,669
SS&C Technologies Holdings, Inc.	1,170	79,057
Synopsys, Inc.(a)	10	3,965
UiPath, Inc. - Class A(a)	11,274	125,141
Veeva Systems, Inc. - Class A(a)	415	72,899
Waystar Holding Corp.(a)	2,079	50,125
Workday, Inc. - Class A(a)	1,132	147,069
Zoom Communications, Inc. - Class A(a)	181	14,551
		2,261,166
Tech Hardware & Semiconductors - 10.6%
Allegro MicroSystems, Inc. (a)	6,126	193,153
Analog Devices, Inc.	162	51,539
Arista Networks, Inc.(a)	255	31,309
Cirrus Logic, Inc.(a)	150	21,693
Credo Technology Group Holding Ltd.(a)	1,582	148,502
Ingram Micro Holding Corp.	1,222	28,485

The accompanying notes are an integral part of these financial statements.

InterDigital, Inc.	20	6,040
Lam Research Corp.	616	131,615
Lumentum Holdings, Inc.(a)	12	8,433
Micron Technology, Inc.	899	303,718
ON Semiconductor Corp.(a)	3,924	242,974
Qorvo, Inc.(a)	413	31,966
Sandisk Corp.(a)	361	229,358
Semtech Corp.(a)	471	36,215
Silicon Laboratories, Inc.(a)	287	59,739
Skyworks Solutions, Inc.	5,185	277,657
Super Micro Computer, Inc.(a)	4,282	97,501
TD SYNNEX Corp.	119	20,076
Vicor Corp.(a)	6	966
		1,920,939
Telecommunications - 1.3%
Array Digital Infrastructure, Inc.	254	11,720
EchoStar Corp. - Class A(a)	1,350	158,044
Rogers Communications, Inc.	1,558	59,905
		229,669
Utilities - 0.2%
Edison International	432	31,614
Emera, Inc.(a)	6	311
		31,925
TOTAL COMMON STOCKS (Cost $16,970,095)		16,109,769

SHORT-TERM INVESTMENTS - 2.7%	Shares	Value
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 3.59%(b)	495,598	495,598

TOTAL SHORT-TERM INVESTMENTS (Cost $495,598)		495,598

TOTAL INVESTMENTS - 91.9% (Cost $17,465,693)		16,605,367
Other Assets in Excess of Liabilities - 8.1%		1,470,727
TOTAL NET ASSETS - 100.0%		$18,076,094

The accompanying notes are an integral part of these financial statements.

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

Gotham Short Strategies ETF

Schedule of Total Return Swap Contracts

March 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (0.5)%

							Value /
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Unrealized Appreciation (Depreciation)
A. O. Smith Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	$2,704	$12
AAR Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	985	(39)
Accenture PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	30,140	(6,517)
Adobe, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	20,176	(150)
Advanced Drainage Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	21,529	(2,253)
Advanced Drainage Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,154	(264)
AECOM	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,527	(35)
AGCO Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	463	17
Agnico Eagle Mines Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	25,575	1,301
Alamos Gold, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	18,483	(503)
Align Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,914	43
Allegro MicroSystems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	21,440	(3,634)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,603	209
Amdocs Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,806	(184)
Amphenol Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	884	(24)
Amrize Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,453	19
Analog Devices, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,408	125
API Group Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	17,424	(753)
AppLovin Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	398	4
Archrock, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	35	0
Arista Networks, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,438	43
Armstrong World Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	330	(3)
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,442	(58)
Autodesk, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,633	26
Axalta Coating Systems Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,078	(373)
Ball Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,655	(64)
Bentley Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,159	(22)
Bio-Rad Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,066	82

The accompanying notes are an integral part of these financial statements.

Bio-Techne Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,299	46
Booking Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,210	135
BorgWarner, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,247	180
BRP, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,657	66
BRP, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	3,303	406
CAE, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	469	(63)
Canadian Natural Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	34,160	(146)
Canadian Pacific Kansas City Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,102	244
Carlisle Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,003	(50)
Casey’s General Stores, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	13,829	958
CGI, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,070	(246)
CH Robinson Worldwide, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,943	(555)
Champion Homes, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,537	(608)
Chipotle Mexican Grill, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,577	(179)
Church & Dwight Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,960	(9)
Circle Internet Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	10,877	5
Cirrus Logic, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,797	359
Clorox Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,767	40
CNX Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	23,130	69
CNX Resources Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	4,626	512
Coca-Cola Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,670	(104)
Coca-Cola Consolidated, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	192	12
Coeur Mining, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,370	(356)
Cognex Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,323	8
ConocoPhillips	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,336	721
Copart, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,732	13
Core & Main, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,792	66
Crane Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,617	(175)
Credo Technology Group Holding Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,615	(2,394)
Dexcom, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,130	3
Docusign, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,366	20
Dollar General Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	21,134	(2,777)
Dollar Tree, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	26,939	(1,207)
Domino’s Pizza, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	9,329	(696)
Dropbox, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,295	13
Duolingo, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,577	(7)
DuPont de Nemours, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,068	(1,228)
EchoStar Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	17,561	473
Ecolab, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,660	73

The accompanying notes are an integral part of these financial statements.

Edison International	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,415	68
Elevance Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	878	(166)
Emera, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	52	(1)
Enbridge, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,551	110
Encompass Health Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	193	(3)
EnerSys	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,254	190
EPAM Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,029	(2,553)
Equifax, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,621	60
Estee Lauder Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	9,761	(10)
Exelixis, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,282	373
Expand Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,098	26
Fastly, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,214	53
Ferguson Enterprises, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	21,693	(693)
First Majestic Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	13,060	(4,168)
First Solar, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	30,575	(27)
Five Below, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,371	(34)
Floor & Decor Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,788	(2,293)
Flowserve Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,907	(468)
Fluor Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,415	537
Gates Industrial Corp. PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,877	1
Gen Digital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,224	17
General Motors Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	29,800	(4,262)
Gentex Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,567	(56)
GFL Environmental, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	83	4
Gilead Sciences, Inc.	Morgan Stanley	Receive	EFFR + 0.00%	Termination	11/14/2030	836	20
GoDaddy, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,451	(5,187)
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/08/2029	11,312	(18,094)
Guidewire Software, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	11,815	(818)
GXO Logistics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,414	(1,523)
HealthEquity, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,170	40
Hecla Mining Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	22,412	(1,792)
Henry Schein, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	663	(96)
Hormel Foods Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,019	(18)
Hyatt Hotels Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	11,791	(1,564)
IAMGOLD Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	26,555	(3,138)
Incyte Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,024	(349)
Ingram Micro Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,867	68
Installed Building Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,386	16
Insulet Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	630	4

The accompanying notes are an integral part of these financial statements.

InterDigital, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	604	(4)
Intuit, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,189	188
J. M. Smucker Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,334	(1,970)
Jacobs Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	11,201	(728)
JB Hunt Transport Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	18,223	481
Johnson Controls International PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,583	(368)
KBR, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	479	0
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	31,283	(1,910)
Lam Research Corp.	Morgan Stanley	Receive	EFFR + 0.00%	Termination	11/14/2030	14,743	545
LKQ Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	9,075	(892)
Lockheed Martin Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	26,593	(869)
Lululemon Athletica, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,368	98
Lumentum Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	703	318
Macy’s, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,034	(82)
Magna International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,060	58
Maplebear, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	375	10
Masco Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	664	(34)
Match Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,537	(328)
McKesson Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	13,846	(27)
Medtronic PLC	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	260	(13)
Micron Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	34,122	(8,662)
Moog, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	293	3
MSA Safety, Inc.	Morgan Stanley	Receive	0.00%	Termination	11/14/2030	164	2
Newmont Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	28,037	403
Nutanix, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,572	(685)
Okta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	2,519	(425)
Okta, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	28,021	(512)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,062	(344)
ON Semiconductor Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	26,935	(271)
Open Text Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,668	(327)
Otis Worldwide Corp.	Morgan Stanley	Receive	EFFR + 0.50%	Termination	11/14/2030	617	4
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	26,987	1,799
Paychex, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,856	0
Planet Fitness, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,463	(1,000)
Primo Brands Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,988	(68)
PTC, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	11,399	(4,816)
PTC, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,977	(893)
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/09/2030	142	(74)
Q2 Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,831	(1,952)

The accompanying notes are an integral part of these financial statements.

Qorvo, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,650	(118)
Qualys, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	7,731	(3,891)
ResMed, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,836	(250)
Reynolds Consumer Products, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	657	(52)
Rogers Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,729	234
Roivant Sciences Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,742	(167)
RPM International, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,789	(22)
Ryder System, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,299	(246)
Salesforce, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,733	22
Sandisk Corp.	Morgan Stanley	Receive	EFFR + 0.00%	Termination	11/14/2030	26,049	1,333
Science Applications International Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,424	(26)
Semtech Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,152	21
SharkNinja, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	19,380	(2,040)
Silgan Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,130	(1,388)
Silicon Laboratories, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	7,077	103
Simpson Manufacturing Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,492	(477)
SiteOne Landscape Supply, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,175	(1,337)
Skyworks Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	31,113	(3,572)
Solventum Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	1,828	(249)
Solventum Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	12,080	(2,623)
Sonoco Products Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	12,387	(174)
Southern Copper Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	23,228	898
SS&C Technologies Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,717	(505)
SSR Mining, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	15,347	543
StandardAero, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	9,996	(657)
Stanley Black & Decker, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	24,445	(4,089)
Stantec, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,666	(350)
Stryker Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	23,330	(2,047)
Super Micro Computer, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	10,770	534
Synopsys, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	1,189	(88)
Tapestry, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	24,976	(1,554)
TD SYNNEX Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,436	738
Teck Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	23,753	(124)
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	17,927	(3,416)
Tetra Tech, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	2,229	(27)
Textron, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,143	(68)
Thomson Reuters Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	90	(1)
Toro Co.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,364	409

The accompanying notes are an integral part of these financial statements.

TransMedics Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	05/13/2030	497	(124)
TransMedics Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,175	(1,336)
UiPath, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	13,820	(933)
Ulta Beauty, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	4,182	(774)
Veeva Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	8,256	(63)
Verisk Analytics, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	949	22
VF Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	3,993	(559)
Viking Holdings Ltd.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	14,108	523
Vontier Corp.	Morgan Stanley	Receive	0.00%	Termination	11/14/2030	71	0
Warner Music Group Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	6,487	(654)
Waystar Holding Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	5,714	(1,253)
Wingstop, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	13,172	(3,836)
Workday, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	16,240	(1,380)
Zoom Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	21,866	(406)
Zurn Elkay Water Solutions Corp.	Morgan Stanley	Receive	EFFR + 0.25%	Termination	11/14/2030	12,286	(365)
							(124,305)

							Value /
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Unrealized Appreciation (Depreciation)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,322)	108
ADT, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(1,472)	(5)
Advanced Micro Devices, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(197,531)	550
AeroVironment, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,305)	4,341
AES Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(276,277)	1,241
Akamai Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(552,314)	(63,970)
Albertsons Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(279,252)	(509)
Amazon.com, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(446,323)	500
Amentum Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(80,405)	13,408
American Airlines Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(34,035)	175
American Water Works Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(317,090)	(6,299)
Applied Digital Corp.	Morgan Stanley	Pay	EFFR + 0.00%	Termination	11/11/2030	(20,298)	(2,171)
AptarGroup, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(153,996)	678
Aramark	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(73,337)	221
Archer Aviation, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(7,584)	3,053
Archer Aviation, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(8,246)	4,067
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(19,990)	(39)

The accompanying notes are an integral part of these financial statements.

Argan, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(364,916)	(92,541)
Arrow Electronics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(188,154)	(34,533)
Arrow Electronics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(18,930)	(4,214)
Atlassian Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(45,250)	3,139
Avantor, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(138,204)	19,167
BCE, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(363,506)	(6,879)
BCE, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(20,747)	(1,754)
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(363,563)	(2,934)
Black Hills Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(5,483)	300
Bloom Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(208,384)	8,567
Brady Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(2,518)	464
Brown-Forman Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,138)	455
Builders FirstSource, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(143,584)	35,237
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(181,133)	(45,410)
Bunge Global SA	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(124,402)	(30,979)
BWX Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(350,291)	(1,842)
Carnival Corp.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(8,463)	(86)
Carpenter Technology Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(59,517)	(100)
Carrier Global Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(68,923)	10,828
Cavco Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(25,183)	5,106
Celanese Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(372,916)	(63,135)
Celsius Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(288,452)	85,178
Cenovus Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(407,740)	(58,968)
Centene Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(308,902)	71,714
Centrus Energy Corp.	Morgan Stanley	Pay	EFFR + (0.54%)	Termination	11/11/2030	(11,457)	2,573
Century Aluminum Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(184,052)	(17,306)
Chart Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(345,893)	387
Chord Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(123,981)	(20,803)
Ciena Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(73,375)	1,245
Cisco Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(129,498)	6,097
Clearway Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(15,677)	(263)
CMS Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(29,015)	(1,317)
Coherent Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(487,854)	(43,099)
Commercial Metals Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(54,427)	(1,205)
Consolidated Edison, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(428,273)	(5,324)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(13,947)	(536)
Core Scientific, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,610)	741
CoreWeave, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(567,003)	(10,826)
Costco Wholesale Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(183,343)	(868)

The accompanying notes are an integral part of these financial statements.

Crescent Energy Co.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(1,660)	(3)
CRH PLC	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(286,347)	37,424
CSW Industrials, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(17,719)	1,634
Cytokinetics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(269,176)	(15,352)
Darling Ingredients, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(866)	(74)
Dick’s Sporting Goods, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(68,212)	4,779
DigitalOcean Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(28,822)	(8,325)
Donaldson Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(67,132)	4,315
Dow, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(22,741)	(7,055)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(71,624)	(3,690)
Dutch Bros, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(76,953)	(27)
D-Wave Quantum, Inc.	Morgan Stanley	Pay	EFFR + (0.54%)	Termination	11/11/2030	(19,322)	7,333
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(13,591)	108
Elastic NV	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(74,985)	30,778
Electronic Arts, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(354,122)	(6,449)
Element Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(9,081)	(156)
Elevance Health, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(878)	250
Enphase Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(145,153)	2,615
Enpro, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(39,853)	1,939
Entergy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(20,225)	(1,307)
EOG Resources, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(234,637)	(54,944)
EQT Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(183,920)	(10,359)
ESAB Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(30,448)	10,922
Essential Utilities, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(29,800)	(107)
Evergy, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(265,011)	2,555
Eversource Energy	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(209,780)	15,121
Exelon Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(329,169)	(4,603)
Exxon Mobil Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(385,807)	(70,572)
Fabrinet	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(398,441)	(36,240)
Federal Signal Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(114,412)	2,994
Figma, Inc.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(4,059)	(5)
Fox Corp.	Morgan Stanley	Pay	EFFR + (0.26%)	Termination	11/11/2030	(26,806)	158
Franklin Electric Co., Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(1,014)	192
GATX Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(24,416)	733
Generac Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(42,973)	(5,104)
Gildan Activewear, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(325,386)	45,120
GitLab, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(66,500)	44,783
Graham Holdings Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(24,317)	3
Granite Construction, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(24,456)	1,553

The accompanying notes are an integral part of these financial statements.

Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(11,312)	12,838
Halliburton Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(3,977)	(214)
Herc Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(12,742)	6,456
Hewlett Packard Enterprise Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(36,739)	156
HF Sinclair Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(2,184)	(1)
Hims & Hers Health, Inc.	Morgan Stanley	Pay	EFFR + (0.45%)	Termination	05/09/2030	(6,456)	7,096
Hims & Hers Health, Inc.	Morgan Stanley	Pay	EFFR + (0.45%)	Termination	11/11/2030	(13,619)	4,581
Home Depot, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(152,605)	17,523
Hubbell, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(6,380)	29
IDACORP, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(27,164)	(3,892)
IES Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(38,118)	(166)
Imperial Oil Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(785)	(22)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(71,861)	(79)
James Hardie Industries PLC	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(13,485)	(700)
JBT Marel Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(42,964)	2,732
Johnson & Johnson	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(40,821)	(231)
Karman Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,972)	(179)
KLA Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(58,896)	1,982
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(218,017)	16,447
L3Harris Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(286,129)	15,794
Lantheus Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(33,753)	1,404
Lennox International, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(262,698)	30,212
Life Time Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(60,750)	2,948
Linde PLC	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(401,566)	(22,228)
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(34,772)	1,355
Louisiana-Pacific Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(289,181)	39,152
Louisiana-Pacific Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(5,456)	393
Lumen Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(260,972)	6,940
Lyft, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(50,700)	337
LyondellBasell Industries NV	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(333,760)	(41,640)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(68,175)	6,799
Marvell Technology, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(381,243)	(28,087)
MasTec, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(205,270)	(71,009)
MasTec, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(382,549)	(164,343)
Matador Resources Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(67,287)	(8,566)
Matson, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(20,984)	35
McCormick & Co., Inc.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(32,483)	141

The accompanying notes are an integral part of these financial statements.

MDU Resources Group, Inc.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(4,248)	(20)
Mercury Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(23,331)	4,576
Meritage Homes Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(4,824)	404
Modine Manufacturing Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(7,151)	(2,213)
Modine Manufacturing Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(270,454)	(63,193)
Molina Healthcare, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(480,546)	86,898
Monolithic Power Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(22,960)	(180)
Mosaic Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(457,852)	22,009
MP Materials Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,580)	3,271
Murphy Oil Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(13,612)	(2,710)
Murphy USA, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(33,590)	(1,382)
National Fuel Gas Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(38,524)	280
Netflix, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(102,496)	(1,741)
New Jersey Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(57,831)	(7,578)
New York Times Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(3,852)	20
NewMarket Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(109,602)	(2,727)
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(371,980)	30,548
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(16,890)	2,093
NRG Energy, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(376,164)	49,853
Nuvalent, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(10,655)	(453)
nVent Electric PLC	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(111,775)	2,010
Oklo, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(19,291)	2,627
Onto Innovation, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(1,230)	35
Oracle Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(506,794)	119,124
Ormat Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(20,705)	(516)
OSI Systems, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(17,524)	1,711
Ovintiv, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(2,196)	(256)
Owens Corning	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(10,930)	(175)
Permian Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(158,578)	(20,541)
Phillips 66	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(28,967)	(4,111)
Pinnacle West Capital Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(21,258)	(146)
Pool Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(45,120)	3,918
Post Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(186,944)	883
PPL Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(143,517)	(346)
Primoris Services Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(429)	(1)
Protagonist Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(123,950)	(16,596)
PTC Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(15,193)	(451)
Quanta Services, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(307,451)	(15,575)
QuantumScape Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(31,434)	21,936

The accompanying notes are an integral part of these financial statements.

QXO, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,585)	3,322
Reliance, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(68,078)	2,710
Repligen Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(164,948)	6,607
Republic Services, Inc.	Morgan Stanley	Pay	0.00%	Termination	11/11/2030	(8,323)	1
Restaurant Brands International, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(192,953)	(75)
Rhythm Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(45,224)	396
Rigetti Computing, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(18,968)	12,813
ROBLOX Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(219,736)	84,808
Ross Stores, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(20,147)	(299)
Royal Gold, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(370,028)	9,138
Rubrik, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(99,360)	(788)
SailPoint, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(40,025)	(2,420)
Sanmina Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(314,247)	29,000
Sealed Air Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(35,070)	(108)
Sempra	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(53,346)	(2,068)
Service Corp. International	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(49,754)	(241)
SLB Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(32,735)	(814)
Snap, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(271,198)	17,246
Southern Co.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(29,053)	(112)
Southwest Gas Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(10,862)	(603)
Southwest Gas Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(93,157)	(13,782)
Sprouts Farmers Market, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(91,322)	5,616
SPX Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(86,374)	6,546
Sterling Infrastructure, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(72,901)	3,718
Summit Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.74%)	Termination	11/11/2030	(10,466)	(1,527)
Summit Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.74%)	Termination	05/09/2030	(12,191)	3,047
Sunrun, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(7,946)	3,267
Talen Energy Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(280,922)	13,539
Targa Resources Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(256,748)	(8,852)
Teleflex, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(76,311)	183
Tempus AI, Inc.	Morgan Stanley	Pay	EFFR + (0.74%)	Termination	05/09/2030	(8,094)	6,190
Tempus AI, Inc.	Morgan Stanley	Pay	EFFR + (0.74%)	Termination	11/11/2030	(10,808)	2,614
Terawulf, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(19,394)	(2,394)
Tesla, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(32,342)	3,748
Thor Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(33,634)	1,547
TKO Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(11,494)	896
TopBuild Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(78,691)	4,580
TTM Technologies, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(172,141)	11,569
U-Haul Holding Co.	Morgan Stanley	Pay	EFFR + (0.79%)	Termination	11/11/2030	(48)	2

The accompanying notes are an integral part of these financial statements.

United Therapeutics Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(211,694)	(24,788)
Unity Software, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(58,229)	(8,204)
Valaris Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(4,804)	(279)
Valmont Industries, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(45,551)	6,075
Valvoline, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(5,153)	441
VeriSign, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(248)	4
Vertex, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	05/09/2030	(3,793)	5,192
Viasat, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(133,232)	3,127
Vistra Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(390,708)	37,529
Walmart, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(342,019)	2,635
Waste Connections, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(305,062)	7,805
Waters Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(3,871)	62
WESCO International, Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(309,738)	12,599
West Fraser Timber Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(10,316)	57
Wheaton Precious Metals Corp.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(44,674)	(1,077)
Williams Cos., Inc.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(91,121)	(5,660)
Wynn Resorts Ltd.	Morgan Stanley	Pay	EFFR + (0.25%)	Termination	11/11/2030	(10,053)	77
							32,455

Net Unrealized Appreciation (Depreciation)							$(91,850)

EFFR	Effective Federal Funds Rate was 3.64% as of March 31, 2026.
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF
ASSETS:
Investments, at value (cost $236,813,710, $638,464,400 and $17,465,693) (Note 2)	$237,283,088	$634,044,772	$16,605,367
Receivable for investments sold	1,987,364	2,374,246	325,379
Receivable for fund shares sold	1,242,395	—	187,322
Dividends receivable	192,566	361,512	6,689
Dividend tax reclaim receivable	7,941	6,556	562
Security lending income receivable (Note 6)	5,227	1,514	—
Interest receivable	802	—	1,583
Cash	—	14,321	1,612,184
Foreign currency, at value	—	—	439
Swap premiums paid (Note 2)	—	—	110,619
Total assets	240,719,383	636,802,921	18,850,144

LIABILITIES:
Payable upon return of securities loaned (value included in investments $23,378,586, $8,827,498 and – ) (Note 6)	23,595,600	8,911,937	—
Payable for investments purchased	2,005,660	2,479,619	606,540
Payable to custodian	1,229,157	—	—
Payable to adviser (Note 4)	90,358	270,817	20,225
Payable for swap contracts (Note 2)	—	—	55,435
Unrealized depreciation on swap contracts (Note 2)	—	—	91,850
Total liabilities	26,920,775	11,662,373	774,050
NET ASSETS	$213,798,608	$625,140,548	$18,076,094

NET ASSETS CONSISTS OF:
Paid-in capital	$197,651,882	$556,549,260	$35,207,931
Total distributable earnings/(accumulated losses)	16,146,726	68,591,288	(17,131,837)
Total Net Assets	$213,798,608	$625,140,548	$18,076,094

Net assets	$213,798,608	$625,140,548	$18,076,094
Shares issued and outstanding(a)	8,450,000	17,650,000	2,442,414
Net asset value per share	$25.30	$35.42	$7.40

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended

March 31, 2026

(Unaudited)

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF
INVESTMENT INCOME:
Dividend income	$2,118,765	$4,266,761	$80,783
Less: Dividend withholding taxes	(51,021)	(1,149)	(1,282)
Less: Issuance fees	(34)	(56)	(2)
Interest income	5,363	12,762	14,048
Securities lending income (Note 6)	41,665	10,856	—
Total investment income	2,114,738	4,289,174	93,547

EXPENSES:
Investment advisory fee (Note 4)	668,703	2,089,738	100,601
Total expenses	668,703	2,089,738	100,601

Expense Reimbursement By Adviser (Note 4)	(154,316)	(482,247)	—
Net expenses	514,387	1,607,491	100,601
NET INVESTMENT INCOME (LOSS)	1,600,351	2,681,683	(7,054)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,818,675)	8,038,520	1,684,643
In-kind redemptions	23,532,768	80,596,241	—
Swap contracts	—	—	(1,896,578)
Foreign currency transactions	—	—	(21)
Net realized gain (loss)	21,714,093	88,634,761	(211,956)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,708,516)	(94,122,615)	(923,866)
Foreign currency translations	—	—	(10)
Swap contracts	—	—	806,988
Net change in unrealized appreciation (depreciation)	(12,708,516)	(94,122,615)	(116,888)
Net realized and unrealized gain (loss)	9,005,577	(5,487,854)	(328,844)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$10,605,928	$(2,806,171)	$(335,898)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Gotham 1000 Value ETF		Gotham Enhanced 500 ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$1,600,351	$2,804,624	$2,681,683	$4,835,558
Net realized gain (loss)	21,714,093	15,361,074	88,634,761	78,780,435
Net change in unrealized appreciation (depreciation)	(12,708,516)	(6,719,473)	(94,122,615)	4,145,497
Net increase (decrease) in net assets resulting from operations	10,605,928	11,446,225	(2,806,171)	87,761,490

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions to shareholders	(12,618,241)	(5,134,636)	(16,728,998)	(4,292,739)
Total distributions to shareholders	(12,618,241)	(5,134,636)	(16,728,998)	(4,292,739)

CAPITAL TRANSACTIONS:
Subscriptions	75,071,732	72,161,110	202,797,483	209,790,703
Redemptions	(66,824,980)	(35,677,120)	(196,269,432)	(146,595,895)
ETF transaction fees (Note 9)	—	—	—	251
Net increase (decrease) in net assets from
capital transactions	8,246,752	36,483,990	6,528,051	63,195,059

NET INCREASE (DECREASE) IN NET ASSETS	6,234,439	42,795,579	(13,007,118)	146,663,810

NET ASSETS:
Beginning of the period	207,564,169	164,768,590	638,147,666	491,483,856
End of the period	$213,798,608	$207,564,169	$625,140,548	$638,147,666

SHARES TRANSACTIONS
Subscriptions	2,900,000	2,950,000	5,500,000	6,150,000
Redemptions	(2,600,000)	(1,450,000)	(5,275,000)	(4,300,000)
Total increase (decrease) in shares outstanding	300,000	1,500,000	225,000	1,850,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Gotham Short Strategies ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(7,054)	$1,266
Net realized gain (loss)	(211,956)	11,144
Net change in unrealized appreciation (depreciation)	(116,888)	(1,067,361)
Net increase (decrease) in net assets resulting from operations	(335,898)	(1,054,951)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(8,801)	(88,870)
Total distributions to shareholders	(8,801)	(88,870)

CAPITAL TRANSACTIONS:
Subscriptions	6,044,330	6,970,995
Redemptions	(364,020)	(4,975,083)
Net increase (decrease) in net assets from capital transactions	5,680,310	1,995,912

NET INCREASE (DECREASE) IN NET ASSETS	5,335,611	852,092

NET ASSETS:
Beginning of the period	12,740,483	11,888,391
End of the period	$18,076,094	$12,740,483

SHARES TRANSACTIONS
Subscriptions	800,000	900,000
Redemptions	(50,000)	(625,000)
Total increase (decrease) in shares outstanding	750,000	275,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham 1000 Value ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2026	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2025	2024	2023	2022(a)

PER SHARE DATA:

Net asset value, beginning of period	$25.47	$24.78	$20.05	$16.68	$20.00

INVESTMENTS
OPERATIONS:
Net investment income (loss)(b)	0.20	0.37	0.34	0.35	0.13
Net realized and unrealized gain
(loss) on investments(c)	1.22	1.00	4.74	3.20	(3.45)
Total from investment operations	1.42	1.37	5.08	3.55	(3.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.47)	(0.35)	(0.18)	—
Net realized gains	(0.81)	(0.21)	—	—	—
Total distributions	(1.59)	(0.68)	(0.35)	(0.18)	—

Net asset value, end of period	$25.30	$25.47	$24.78	$20.05	$16.68
TOTAL RETURN(d)	5.71%	5.62%	25.56%	21.37%	(16.58)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$213,799	$207,564	$164,769	$136,353	$33,368
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.65%	0.65%	0.65%	0.65%	0.65%
After Investment Advisory Fees waived(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	1.56%	1.52%	1.52%	1.78%	2.22%
Portfolio turnover rate(d)(f)	102%	210%	199%	155%	52%

(a)	Inception date of the Fund was June 7, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham Enhanced 500 ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2026	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$36.62	$31.56	$23.72	$19.68	$23.10	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.15	0.30	0.30	0.30	0.28	0.19
Net realized and unrealized gain (loss) on investments(c)	(0.39)	5.03	7.82	4.00	(3.64)	2.91
Total from investment operations	(0.24)	5.33	8.12	4.30	(3.36)	3.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.95)	(0.27)	(0.28)	(0.26)	(0.06)	—
Net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.96)	(0.27)	(0.28)	(0.26)	(0.06)	—

ETF transaction fees per share	—	0.00 (d)	0.00 (d)	—	—	—
Net asset value, end of period	$35.42	$36.62	$31.56	$23.72	$19.68	$23.10
TOTAL RETURN(e)	(0.76)%	17.01%	34.47%	22.01%	(14.62)%	15.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$625,141	$638,148	$491,484	$293,490	$262,264	$87,799
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
After Investment Advisory Fees waived(f)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(f)	0.83%	0.90%	1.08%	1.17%	1.05%	9.20%
Portfolio turnover rate(e)(g)	77%	135%	144%	134%	59%	36%

(a)	Inception date of the Fund was December 28, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Gotham Short Strategies ETF
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2026	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2025	2024(a)	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$7.53	$8.39	$8.30	$9.02	$5.90	$7.42

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.00 (c)	0.00 (c)	0.06	0.00 (c)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments(d)	(0.12)	(0.80)	0.05	(0.72)	3.22	(1.50)
Total from investment operations	(0.12)	(0.80)	0.11	(0.72)	3.23	(1.52)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.06)	(0.02)	—	(0.12)	0.00 (c)
Total distributions	(0.01)	(0.06)	(0.02)	—	(0.12)	0.00 (c)

Redemption fee per share	—	—	—	0.00 (c)	0.01	0.00 (c)
Net asset value, end of period	$7.40	$7.53	$8.39	$8.30	$9.02	$5.90
TOTAL RETURN(e)	(1.63)%	(9.47)%	1.29%	(7.98)%	55.96%	(20.47)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,076	$12,740	$11,888	$19,125	$18,739	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.35%	1.35%	1.61%	2.23%	3.52%	2.92%
After expense reimbursement/recoupment(f)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets(f)	(0.09)%	0.01%	0.74%	0.05%	0.09%	(0.25)%
Portfolio turnover rate(e)(g)	402%	685%	538%	670%	717%	459%

(a)	Prior to November 6, 2023, the Fund operated as a traditional, open-end mutual fund and series of FundVantage Trust. See Note 1.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Amount represents less than $0.005 per share.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

NOTE 1 - ORGANIZATION

The Gotham 1000 Value ETF, Gotham Enhanced 500 ETF and Gotham Short Strategies ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

The Gotham 1000 Value ETF commenced operations on June 7, 2022, the Gotham Enhanced 500 ETF commenced operations on December 28, 2020 and the Gotham Short Strategies ETF commenced operations on January 31, 2008. Effective November 6, 2023, the Gotham Short Strategies Fund (the “Predecessor Fund”), a mutual fund and series of FundVantage Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Gotham Short Strategies ETF, a newly created corresponding series of the Trust with substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. The Gotham Short Strategies ETF has adopted the accounting history and performance of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Gotham Short Strategies ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Gotham Short Strategies ETF realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The investment objective of each of the Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF is to seek long-term capital appreciation. The investment objective of the Gotham Short Strategies ETF is to seek long-term capital appreciation and to provide positive returns in down markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service will include unadjusted exchange close prices but may also provide prices with observable market data inputs in an evaluated valuation methodology.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026:

Gotham 1000 Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$213,362,582	$—	$—	$213,362,582
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	23,595,600
Money Market Funds	324,906	—	—	324,906
Total Investments	$213,687,488	$—	$—	$237,283,088

Gotham Enhanced 500 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$624,406,781	$—	$—	$624,406,781
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	8,911,937
Money Market Funds	726,054	—	—	726,054
Total Investments	$625,132,835	$—	$—	$634,044,772

Gotham Short Strategies ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,109,769	$—	$—	$16,109,769
Money Market Funds	495,598	—	—	495,598
Total Investments	$16,605,367	$—	$—	$16,605,367
Other Financial Instruments:(b)
Total Return Swaps	—	1,348,280	—	1,348,280
Total Other Financial Instruments	$—	$1,348,280	$—	$1,348,280
Liabilities:
Other Financial Instruments:(b)
Total Return Swaps	—	(1,440,130)	—	(1,440,130)
Total Other Financial Instruments	$—	$(1,440,130)	$—	$(1,440,130)

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(b) The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of March 31, 2026.

Derivative Instruments. Total return swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Gotham Short Strategies ETF will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The following tables show the effects of derivative instruments on the Gotham Short Strategies ETF’s financial statements.

For the period ended March 31, 2026, the Gotham Short Strategies ETF’s monthly average notional value is described below:

	Total Return Swaps Purchased	Total Return Swaps Written
Gotham Short Strategies ETF	$1,081,268	$(11,104,993)

Statements of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument: Equity Risk	Balance Sheet Location: Unrealized appreciation on Swap Contracts	Instrument: Equity Risk	Balance Sheet Location: Unrealized depreciation on Swap Contracts
Gotham Short Strategies ETF	Total Return Swaps	$1,348,280	Total Return Swaps	$(1,440,130)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2026:

	Realized		Change in Unrealized
Fund:	Instrument: Equity Risk	Balance Sheet Location: Net realized gain (loss) from Swap contracts	Instrument: Equity Risk	Balance Sheet Location: Net change in unrealized appreciation (depreciation) on Swap contracts
Gotham Short Strategies ETF	Total Return Swaps	$(1,896,578)	Total Return Swaps	$806,988

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares of a Fund on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as a gain from the sale of the shareholder’s Shares.

Real Estate Investment Trusts (“REITs”). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Counterparty Risk (SHRT ETF Only). Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Database Errors Risk. The investment strategies used by the Sub-Adviser rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database systems used to store such data. Any errors in the underlying data sources, data entry or databases may result in the Funds acquiring or selling investments based on incorrect information.

Derivatives Risk (SHRT ETF Only). The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of short and/or long equity security positions selected by the Sub-Adviser. In general, with a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Sub-Adviser and a counterparty. The Sub-Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interests expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any such costs and expenses will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Equity Market Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those primarily held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (SHRT ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Leverage Risk (SHRT ETF Only). The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Liquidity Risk (SHRT ETF Only). The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. In addition, as actively-managed funds, the Funds’ investment exposure to individual securities will not match those of the Index and the Funds’ performance may not correlate with the performance of the Index.

Market Capitalization Risk.

●	Large-Cap Securities Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing Risk (GVLU ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small- and Mid-Cap Capitalization Investing (SHRT ETF Only). In addition to large cap securities, the Fund also invests in small and mid-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

OTC Trading Risk (SHRT ETF Only). Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Sector Risk (GSPY ETF and GVLU ETF Only). At times the Funds may increase the relative emphasis of their investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Funds increase the relative emphasis of their investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

Short Sale Risk (SHRT ETF Only). Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor the Funds’ investment strategies. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

Value Style Risk. The Sub-Adviser buys securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Funds’ performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF, including selecting broker -dealers to execute purchase and sales transactions, subject to the supervision of the Board. With respect to the Gotham Short Strategies ETF, the Adviser is responsible for any trading of portfolio securities that may be required in connection with the issuance or redemption of Creation Units for the Fund, including selecting broker-dealers to execute purchase and sales transactions. The Adviser has, however, delegated trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio to the Sub-Adviser, including selecting broker-dealers to execute purchase and sales transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
Gotham 1000 Value ETF	0.65%	0.50%
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham Short Strategies ETF	1.35%	1.35%

The Adviser has contractually agreed to a reduced Investment Advisory Fee for the Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF to 0.50% until at least January 31, 2027 (the “Fee Waiver Agreements”) . The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of each Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) . The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended March 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub- adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Adviser may retain responsibility for trading portfolio securities for the Gotham Short Strategies ETF or may delegate such authority to the Sub-Adviser. The Sub-Adviser currently exercises trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio, including selecting broker-dealers to execute purchase and sale transactions; however, trading authority related to the issuance or redemption of creation units is currently being exercised by the Adviser. If the Adviser determines to retain trading authority, the Sub-Adviser will no longer trade the Gotham Short Strategies ETF’s portfolio securities. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of each Fund’s average daily net assets for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF and 1.20% of average daily net assets for the Gotham Short Strategies ETF.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub- advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

For the Predecessor Fund, prior to its reorganization into the Trust, the investment adviser, custodian, fund administrator and transfer agent, and principal underwriter were Gotham Asset Management, LLC, The Bank of New York Mellon, BNY Mellon Investment Servicing (US) Inc., and Foreside Funds Distributors LLC, respectively.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards

NOTE 6 - SECURITIES LENDING SEGMENT REPORTING

The Gotham 1000 Value ETF and the Gotham Enhanced 500 ETF may each lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham 1000 Value ETF and Gotham Enhanced 500 ETF. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Gotham 1000 Value ETF and Gotham Enhanced 500 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Gotham Short Strategies ETF does not currently participate in securities lending.

As of March 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham 1000 Value ETF	$23,378,586	$23,595,600	11.0%
Gotham Enhanced 500 ETF	$8,827,498	$8,911,937	1.4%

As of March 31, 2026, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended March 31, 2026, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. The Funds are not subject to a master netting agreement with respect to each Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Gotham 1000 Value ETF	$210,825,392	$219,399,176
Gotham Enhanced 500 ETF	498,701,078	507,254,027
Gotham Short Strategies ETF	56,221,683	51,928,877

For the period ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Gotham 1000 Value ETF	$70,750,656	$64,966,669
Gotham Enhanced 500 ETF	188,265,786	187,216,011
Gotham Short Strategies ETF	—	—

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended March 31, 2026 and the prior fiscal year ended September 30, 2025 were as follows:

Distributions paid from:	March 31, 2026	September 30, 2025
Gotham 1000 Value ETF
Ordinary Income	$6,216,662	$3,553,968
Long-Term Capital Gains	6,401,579	1,580,668
Gotham Enhanced 500 ETF
Ordinary Income	$16,473,933	$4,292,739
Long-Term Capital Gains	255,065	—
Gotham Short Strategies ETF
Ordinary Income	$8,801	$88,870

As of the most recent fiscal year ended September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Gotham 1000 Value ETF	Gotham Enhanced 500 ETF	Gotham Short Strategies ETF
Cost of investments(a)	$221,165,917	$569,584,255	$11,748,447
Gross tax unrealized appreciation	21,540,965	104,683,201	868,908
Gross tax unrealized depreciation	(14,712,850)	(30,692,524)	(1,919,635)
Net tax unrealized appreciation (depreciation)	6,828,115	73,990,677	(1,050,727)
Undistributed ordinary income (loss)	5,031,120	13,880,868	—
Undistributed long-term capital gain (loss)	6,299,804	254,912	—
Total distributable earnings	11,330,924	14,135,780	—
Other accumulated gain (loss)	—	—	(15,736,411)
Total distributable earnings/(accumulated losses)	$18,159,039	$88,126,457	$(16,787,138)

a)      The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. For the most recent fiscal year ended September 30, 2025, the Funds have not elected to defer any post-October or late-year losses.

For the most recent fiscal year ended September 30, 2025, the Gotham Short Strategies ETF had short-term capital loss carryovers of $15,764,641, which do not expire.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 3, 2026

* Print the name and title of each signing officer under his or her signature.